UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2021

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Summit Municipal Intermediate Fund	October 31, 2021
PRSMX	Investor Class
PAIFX	Advisor Class
PRTMX	I Class

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS

HIGHLIGHTS

■

Amid favorable technical and fundamental conditions, the broad municipal bond market generated positive returns over the 12 months ended October 31, 2021, led by strong performance for lower-quality and longer-maturity credits.

■	The Summit Municipal Intermediate Fund and the Summit Municipal Income Fund outperformed their respective Bloomberg benchmarks but delivered mixed results versus their Lipper peer group averages.

■

Substantial federal aid to states and municipalities enabled us to grow more constructive on general obligation (GO) debt. Still, we maintained an underweight to the sector based on our view that investors have not fully priced in the long-term pension risks associated with many GO borrowers.

■

While uncertainty over U.S. fiscal policy and potential interest rate volatility could dull the market in the very near term, we feel that municipal bond prices are likely to stay elevated over the coming months due to strong demand for tax-free income, manageable supply levels, and ongoing monetary policy support from the Federal Reserve.

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*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Global stock markets produced strong returns during your fund’s fiscal year, the 12-month period ended October 31, 2021. The rollout of coronavirus vaccines helped drive extraordinary gains in the first half of the reporting period, and while the equity rally slowed in recent months, some benchmarks continued to grind out new record highs as the period came to an end.

In the U.S., the S&P 500 Index was up 43% (including dividends) for the 12-month period, and most developed market benchmarks advanced more than 30%. Emerging markets produced solid results for the full year but faced increased volatility in the second half of the period. According to MSCI, value stocks narrowly outperformed their growth counterparts over the 12 months. At the sector level, energy stocks delivered very strong returns as oil prices reached multiyear highs, and banks also performed well, supported by higher longer-term interest rates and improved lending margins.

Fixed income markets faced headwinds as Treasury yields rose rapidly in the first quarter of 2021 from the historically low levels seen last year, although high yield bonds performed well. Meanwhile, the U.S. dollar was mixed against foreign currencies over the full year.

Strong corporate earnings growth supported stocks and corporate bonds throughout the period, but investors faced new worries as the period progressed. The spread of the delta variant of the coronavirus dashed hopes that vaccines would bring about a quick end to the pandemic, and economic growth, while still positive, began to slow. U.S. gross domestic product decelerated from a 6.7% annual pace in the second quarter to 2.0% in the third quarter (according to the initial estimate) amid weaker consumer spending. Some Purchasing Managers’ Indexes showed evidence of slowing economic activity globally.

Investors also worried about how developments in China would impact the global economy. The Chinese government announced more stringent business regulations during the period, particularly on the technology sector, and the precarious debt load of a large property developer added to market concerns.

Meanwhile, inflation surged as the release of pent-up demand and supply chain disruptions contributed to higher prices around the globe. Inflation measures in the U.S., UK, and eurozone all reached their highest levels in more than a decade and far exceeded central bank targets, although most policymakers argued that elevated inflation was a transitory phenomenon caused by the reopening of economies.

The fiscal and monetary stimulus that global governments and central banks enacted in response to the pandemic continued to be supportive for markets but appears to have peaked. Just after our reporting period ended, the Federal Reserve announced it would begin trimming its purchases of Treasury bonds and mortgage-backed securities in November and would likely wrap up its asset purchases by next summer. The Fed’s latest projections indicated that a rate hike isn’t likely until the second half of next year at the earliest, but other central banks have begun telegraphing that rate hikes could come soon.

How markets respond to the normalization of monetary policy is an open question. While fading stimulus might pose some challenges for investors, I believe it could contribute to a return of price sensitivity in global markets, which bodes well for selective investors focused on fundamentals.

While I do not expect robust overall equity returns in the near term given the market’s elevated valuations, I am mindful that investors have not yet enjoyed all the potential fruits of the recovery. Many companies have yet to see business return to pre-pandemic levels, and identifying which ones are either regaining their footing or disrupting markets through innovation will be key. I’m confident our portfolio managers and global research organization will serve our investors well in this environment.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

SUMMIT MUNICIPAL INTERMEDIATE FUND

INVESTMENT OBJECTIVE

The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.

FUND COMMENTARY

How did the fund perform in the past 12 months?

The Summit Municipal Intermediate Fund returned 2.59% over the period. The fund outperformed its Bloomberg benchmark but lagged its Lipper peer group average. (Returns for Advisor and I Class shares varied, reflecting their different fee structures. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

Direct federal aid to states and localities, continued economic growth, and a record-setting pace of cash flows into municipal bond funds industrywide fostered a highly favorable environment for the tax-exempt market. Bonds with lower ratings and longer maturities widely outperformed the broad market index. Near the end of the period, however, tax-free bonds across the credit quality and maturity spectrums gave back some of their earlier gains amid a rise in interest rates, uncertainty surrounding U.S. fiscal policy negotiations, and a slowdown in mutual fund flows.

Against this backdrop, our selections of revenue bonds drove the fund’s outperformance versus the benchmark. Top contributors included dedicated tax-backed securities from the Puerto Rico Sales Tax Financing Corporation and revenue bonds from the island’s power utility, the Puerto Rico Electric Power Authority. These tactical investments benefited from issuer-specific factors and signs of progress in Puerto Rico’s general obligation (GO) debt restructuring that boosted demand for the territory’s broader bond complex. Our selections of revenue bonds issued for hospitals, industrial development projects, and airports also aided performance. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Positioning within the revenue sector contributed to relative returns. An overweight allocation to airport revenue bonds added value amid a meaningful rebound in domestic air travel. Underweight exposure to the more defensively oriented water and sewer subsector similarly helped relative returns, although this was partly offset by an underweight to lease revenue and appropriation-backed bonds. At the broad sector level, the fund’s structural overweight to the higher-yielding revenue sector and underweight to GO debt further supported results.

Interest rate management modestly dulled relative returns. The fund held a slight underweight to two-year maturity issues, which weighed on performance as short-term yields increased less than intermediate-term rates.

How is the fund positioned?

We kept the fund’s duration—a key measure of its sensitivity to interest rate changes—generally neutral compared with the benchmark’s duration, consistent with our standard preference for avoiding big bets on rate movements. This was especially the case amid growing speculation over the timing of a likely shift in the Federal Reserve’s monetary policy stance, which resulted in periodic bouts of rate volatility. The fund’s weighted average duration began and ended the annual period at 4.2 years, which was slightly longer than the benchmark’s position as of October 31, 2021.

With absolute bond yields and credits spreads—the yield differences between higher- and lower-rated bonds of similar maturities—reaching historic lows within the period, we felt that valuations were generally lofty when measured against underlying credit metrics. Relatedly, we grew somewhat more cautious on lower-quality segments and began to rotate into higher-rated names.

Specifically, we modestly increased the fund’s exposure to AAA and AA rated bonds, which offered more attractive relative value, in our view, than mid- to lower-quality investment-grade debt. Still, we preserved a meaningful position in A rated bonds and a modest allocation to BBB rated credits, reflecting our belief that these segments often present opportunities to earn incremental risk-adjusted yield. We also kept a small position in non-investment-grade debt (BB and below), which was intended to enhance the fund’s return profile and provide additional credit quality diversification, as well as an allocation to unrated securities.

Sector positioning was little changed as we upheld overweight allocations to the revenue-backed transportation and health care subsectors, where we continue to believe that our rigorous research process can uncover undervalued and overlooked credits.

Among our preferred areas of the market, we were active buyers of airport revenue bonds. We especially favored debt from mid-size to large airports that serve as critical hubs for major airlines and, consequently, are often more insulated from macroeconomic pressures than smaller, more regionalized competitors. Notable purchases in the airport segment included revenue bonds issued for Los Angeles International Airport and Salt Lake City International Airport.

During the period, we felt that the rapid deployment of coronavirus vaccines would support airports’ fundamental conditions. We also believed that the possible passage of a bipartisan-endorsed infrastructure proposal, which was approved by the U.S. Senate in August, would likely result in additional funding for airports. (The bipartisan infrastructure package, formally known as the Infrastructure Investment and Jobs Act, was approved by the House of Representatives and signed into law after the reporting period concluded and contained roughly $25 billion for airports.)

In the health care subsector, we maintained a preference for hospitals with leading market shares in their respective service areas. While hospitals’ operating conditions have recovered substantially—a factor that guided the subsector’s outperformance over the past year—we recognize that many health care systems continue to face challenges related to the coronavirus and its economic effects. Namely, the spread of the delta variant has led some hospitals to pause elective surgeries and procedures once again, while many others face pressure on their profit margins from rising labor costs.

Amid these fundamental headwinds, we leaned heavily on our “balance sheet first” approach toward credit research in the subsector, favoring issuers with high cash balances and strong liquidity metrics. We believe that these factors should cushion hospitals’ financial stability while wage pressures and operating conditions gradually normalize.

As discussed in the fund’s April 30, 2021, report, our near-term outlook on the GO sector grew more constructive, underpinned by the substantial amount of federal stimulus provided to state and local governments. With federal aid largely eliminating existing budget strains for fiscally stressed GO borrowers, we felt more comfortable adding exposure to lower-rated obligors dependent on relative value considerations. Most notably, we initiated a limited position in GOs from Puerto Rico—which appreciated amid optimism over the commonwealth’s debt restructuring prospects—and increased the fund’s allocation to State of Illinois debt.

However, we maintained an underweight to the overall sector due to our belief that underfunded pensions and other post-employment benefits constitute a long-term budget risk for states and municipalities. To provide ballast to the portfolio’s tactical GO exposures, we purchased bonds from high-grade states with comparatively well-funded pension plans, such as the State of Oregon.

What is portfolio management’s outlook?

Despite some softening in the market environment, tax-advantaged bonds continue to receive technical support from manageable issuance levels and continued cash flows into portfolios that have bolstered demand broadly. Market fundamentals also remain constructive, strengthened in 2021 by substantial federal aid to states and localities, rapid vaccine distribution, and economic growth.

These favorable conditions have, in our view, led to a shortage of attractively valued bonds, although we see some better buying opportunities following a recent backup in interest rates. While uncertainty over U.S. fiscal policy and potential interest rate volatility could dull the market in the very near term, we feel that valuations of municipal bonds, relative to those of Treasuries, are likely to stay elevated over the coming months on the back of strong demand for tax-free income and a slower pace of municipal debt issuance.

We believe the current market dynamics underscore the need for rigorous credit research. Despite stretched valuations in most segments, we see select pockets of relative value owing to idiosyncratic factors. Ultimately, we will remain disciplined in our fundamental, bottom-up approach, which we believe will continue to serve our shareholders well.

SUMMIT MUNICIPAL INCOME FUND

INVESTMENT OBJECTIVE

The fund seeks a high level of income exempt from federal income taxes.

FUND COMMENTARY

How did the fund perform in the past 12 months?

The Summit Municipal Income Fund returned 4.87% over the period, outperforming its Bloomberg benchmark and its Lipper peer group average. (Returns for Advisor and I Class shares varied, reflecting their different fee structures. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

Direct federal aid to states and localities, continued economic growth, and a record-setting pace of cash flows into municipal bond funds industrywide fostered a highly favorable environment for the tax-exempt market. Bonds with lower ratings and longer maturities widely outperformed the broad market index. Near the end of the period, however, tax-free bonds across the credit quality and maturity spectrums gave back some of their earlier gains amid a rise in interest rates, uncertainty surrounding U.S. fiscal policy negotiations, and a slowdown in mutual fund inflows.

Against this backdrop, our selections of revenue bonds drove the fund’s outperformance, reflecting improvement in economic activity and issuer-specific credit factors. Investments in industrial development projects and bonds backed by dedicated tax revenues—particularly those for convention centers—notably added value. Our selections of revenue bonds issued for hospitals, airports, and universities also advanced relative returns.

Asset allocation contributed to results, largely due to our positioning within the revenue-backed sector. An overweight to the life care segment and an underweight to the more defensive water and sewer subsector supported excess returns, as did overweight exposures to hospital and airport revenue bonds. However, an underweight to debt from mass transit agencies, ports, and parking facilities held back relative performance. At the broad sector level, the fund’s structural underweight to general obligation (GO) bonds and overweight to the higher-yielding revenue sector aided relative returns.

In terms of interest rate management, we continued to overweight bonds with 20- and 30-year maturities. This positioning benefited performance as long-term rates finished the period little changed, whereas intermediate-term rates rose meaningfully. Our positioning in the two-year/10-year portion of the yield curve hindered relative returns as this key segment steepened, driven by a climb in 10-year rates. Additionally, the fund’s duration—a key measure of its sensitivity to interest rate changes—was, on average, moderately longer than that of the benchmark, thereby hurting relative performance as yields increased.

How is the fund positioned?

The portfolio’s longer-duration stance versus the benchmark was largely due to our overweight allocations to long-dated bonds. While we continued to see attractive opportunities in long maturities, we also held a small position in the very front end of the yield curve—designed to reinforce the fund’s liquidity and keep its duration in a relatively close range of the benchmark’s duration.

With absolute bond yields and credits spreads—the yield differences between higher- and lower-rated bonds of similar maturities—reaching historic lows within the period, we felt that valuations were generally lofty when measured against underlying credit metrics. Relatedly, we grew somewhat more cautious on lower-quality segments and began to migrate toward higher-rated names.

We specifically increased the fund’s exposure to AA rated bonds, mostly at the expense of those in the A rated category. Still, we kept an overweight to A rated credits, as well as those in the BBB basket, reflecting our belief that these segments often present opportunities to earn incremental risk-adjusted yield. We also maintained a modest position in non-investment-grade bonds (rated BB or lower) in an attempt to enhance the fund’s return profile.

While rotating into higher-rated securities overall, we continued to selectively purchase lower-quality bonds—such as those from Puerto Rico—dependent on relative value considerations. We initiated a position in the commonwealth’s GOs and increased the fund’s holdings of revenue bonds from the Puerto Rico Sales Tax Financing Corporation and the Puerto Rico Aqueduct and Sewer Authority. These tactical investments benefited from risk-on sentiment and signs of progress in Puerto Rico’s GO debt restructuring efforts that boosted demand for the territory’s broader bond complex. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

In terms of sector positioning, we upheld overweight allocations to the revenue-backed transportation, health care, and industrial development revenue/pollution control revenue subsectors. Within these areas of the market, we were active buyers of bonds from transportation issuers. Amid the start of vaccine rollouts, economic reopening, and disbursements of stimulus funds to mass transit agencies, we bought revenue bonds from the Metropolitan Transportation Authority (New York) and the New Jersey Turnpike Authority.

We also purchased toll revenue bonds late in the period issued by the New York State Thruway Authority. Among toll-backed bond issuers, we remain biased toward large metropolitan-based operators, many of which benefit from solid cash flows and limited competition. Our conviction in large managed lane projects is further reinforced by the relative durability of toll road use through the pandemic compared with that of public transit alternatives.

As discussed in the fund’s April 30, 2021, report, our near-term outlook on the GO sector grew more constructive, underpinned by the substantial amount of federal stimulus provided to state and local governments. With federal aid largely eliminating existing budget strains for fiscally stressed GO borrowers, we felt more comfortable adding exposure to lower-rated obligors, such as New Jersey and Illinois.

However, we preserved an underweight to the overall sector due to our belief that underfunded pensions and other post-employment benefits constitute a long-term budget risk for states and municipalities. To provide ballast to the portfolio’s tactical GO exposures, we purchased bonds from high-grade states with comparatively well-funded pension plans, such as the State of Washington.

What is portfolio management’s outlook?

Despite some softening in the market environment, tax-advantaged bonds continue to receive technical support from manageable issuance levels and continued cash flows into portfolios that have bolstered demand broadly. Market fundamentals also remain constructive, strengthened in 2021 by substantial federal aid to states and localities, rapid vaccine distribution, and economic growth.

These favorable conditions have, in our view, led to a shortage of attractively valued bonds, although we see some better buying opportunities following a recent backup in interest rates. While uncertainty over U.S. fiscal policy and potential interest rate volatility could dull the market in the very near term, we feel that municipal bond prices are likely to stay elevated over the coming months on the back of strong demand for tax-free income and still accommodative monetary policy from the Federal Reserve.

We believe the current market dynamics underscore the need for rigorous credit research. Despite stretched valuations in most segments, we see select pockets of relative value owing to idiosyncratic factors. Ultimately, we will remain disciplined in our fundamental, bottom-up approach, which we believe will continue to serve our shareholders well.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN MUNICIPAL SECURITIES

Funds that invest in municipal securities are subject to price declines due to rising interest rates, with long-term securities generally being the most sensitive to rate fluctuations. Other risks include credit rating downgrades, defaults on scheduled interest and principal payments, and the possibility that municipal securities will, because of legislation or a significant restructuring of federal income tax rates, lose their advantage as a source of tax-free income. Some income may be subject to state and local taxes and the federal alternative minimum tax.

BENCHMARK INFORMATION

Note: Bloomberg®, Bloomberg Municipal 1–15 Year Blend (1–17) Bond Index, and Bloomberg Municipal Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.

Note: Lipper, a Thomson Reuters Company, is the source for all Lipper content reflected in these materials. Copyright 2021 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

GROWTH OF $25,000

This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $25,000

This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the Summit Municipal Intermediate Fund and Summit Municipal Income Fund have three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

**Investor Class**

| | Year Ended 10/31/21 | 10/31/20 | 10/31/19 | 10/31/18 | 10/31/17 |
|---|---|---|---|---|---|
| **NET ASSET VALUE** | | | | | |
| Beginning of period | $ 12.21 | $ 12.13 | $ 11.49 | $ 11.91 | $ 12.03 |
| Investment activities | | | | | |
| Net investment income[1][2] | 0.26 | 0.29 | 0.30 | 0.29 | 0.30 |
| Net realized and unrealized gain/loss | 0.06 | 0.08 | 0.64 | (0.42) | (0.12) |
| Total from investment activities | 0.32 | 0.37 | 0.94 | (0.13) | 0.18 |
| Distributions | | | | | |
| Net investment income | (0.26) | (0.29) | (0.30) | (0.29) | (0.30) |
| Net realized gain | —[3] | — | —[3] | —[3] | —[3] |
| Total distributions | (0.26) | (0.29) | (0.30) | (0.29) | (0.30) |
| **NET ASSET VALUE** | | | | | |
| **End of period** | **$ 12.27** | **$ 12.21** | **$ 12.13** | **$ 11.49** | **$ 11.91** |

**Ratios/Supplemental Data**

| | | | | | |
|---|---|---|---|---|---|
| **Total return[2][4]** | **2.59%** | **3.05%** | **8.22%** | **(1.13)%** | **1.56%** |
| Ratios to average net assets:[2] | | | | | |
| Gross expenses before waivers/payments by Price Associates | 0.50% | 0.51% | 0.50% | 0.50% | 0.50% |
| Net expenses after waivers/payments by Price Associates | 0.50% | 0.50% | 0.50% | 0.50% | 0.50% |
| Net investment income | 2.08% | 2.35% | 2.50% | 2.45% | 2.54% |
| Portfolio turnover rate | 6.6% | 15.6% | 9.2% | 17.8% | 9.7% |
| Net assets, end of period (in millions) | $3,253 | $3,087 | $3,220 | $5,487 | $5,352 |

[1] Per share amounts calculated using average shares outstanding method.
[2] See Note 5 for details of expense-related arrangements with Price Associates.
[3] Amounts round to less than $0.01 per share.
[4] Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

## I Class

| | Year Ended 10/31/21 | 10/31/20 | 3/1/19[1] Through 10/31/19 |
|---|---|---|---|
| **NET ASSET VALUE** | | | |
| Beginning of period | $ 12.20 | $ 12.12 | $ 11.78 |
| Investment activities | | | |
| Net investment income[2][3] | 0.27 | 0.30 | 0.20 |
| Net realized and unrealized gain/loss | 0.06 | 0.08 | 0.35 |
| Total from investment activities | 0.33 | 0.38 | 0.55 |
| Distributions | | | |
| Net investment income | (0.27) | (0.30) | (0.21) |
| Net realized gain | —[4] | — | — |
| Total distributions | (0.27) | (0.30) | (0.21) |
| **NET ASSET VALUE** | | | |
| **End of period** | **$ 12.26** | **$ 12.20** | **$ 12.12** |

**Ratios/Supplemental Data**

| | | | |
|---|---|---|---|
| **Total return[3][5]** | **2.72%** | **3.17%** | **4.65%** |
| Ratios to average net assets:[3] | | | |
| Gross expenses before waivers/payments by Price Associates | 0.37% | 0.38% | 0.38%[6] |
| Net expenses after waivers/payments by Price Associates | 0.37% | 0.38% | 0.38%[6] |
| Net investment income | 2.20% | 2.47% | 2.54%[6] |
| Portfolio turnover rate | 6.6% | 15.6% | 9.2% |
| Net assets, end of period (in millions) | $3,549 | $2,783 | $2,532 |

[1] Inception date

[2] Per share amounts calculated using average shares outstanding method.

[3] See Note 5 for details of expense-related arrangements with Price Associates.

[4] Amounts round to less than $0.01 per share.

[5] Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.

[6] Annualized

The accompanying notes are an integral part of these financial statements.

October 31, 2021

## PORTFOLIO OF INVESTMENTS‡

(Amounts in 000s)

| | Par | $ Value |
|---|---|---|
| **MUNICIPAL SECURITIES 99.9%** | | |
| **ALABAMA 0.4%** | | |
| Black Belt Energy Gas Dist., Series B, VRDN, 4.00%, 10/1/52 (Tender 12/1/26) | 10,000 | 11,417 |
| Southeast Energy Auth. Cooperative Dist., Series B, VRDN, 4.00%, 12/1/51 (Tender 12/1/31) | 7,085 | 8,479 |
| Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%, 5/1/32 (1) | 4,343 | 4,639 |
| | | 24,535 |
| **ALASKA 0.1%** | | |
| Alaska Housing Fin., Series B, 5.00%, 12/1/31 | 8,325 | 10,189 |
| | | 10,189 |
| **ARIZONA 2.0%** | | |
| Arizona HFA, Banner Health, Series A, 5.00%, 1/1/23 | 1,430 | 1,509 |
| Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/33 | 2,000 | 2,624 |
| Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/34 | 3,100 | 4,050 |
| Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/35 | 1,650 | 2,148 |
| Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/36 | 1,900 | 2,468 |
| Maricopa County IDA, Banner Health, 5.00%, 1/1/32 | 10,465 | 12,527 |
| Maricopa County IDA, Banner Health, Series C, VRDN, 5.00%, 1/1/48 (Tender 10/18/24) | 12,145 | 13,785 |
| Peoria IDA, Sierra Winds Life Care Community, Series A, 5.00%, 11/15/24 | 1,270 | 1,290 |
| Peoria IDA, Sierra Winds Life Care Community, Series A, 5.25%, 11/15/29 | 2,110 | 2,156 |
| Phoenix Civic Improvement, 4.00%, 7/1/44 | 5,650 | 6,474 |
| Phoenix Civic Improvement, 5.00%, 7/1/33 (2) | 630 | 769 |
| Phoenix Civic Improvement, 5.00%, 7/1/35 (2) | 4,700 | 5,748 |
| Phoenix Civic Improvement, 5.00%, 7/1/36 (2) | 3,715 | 4,533 |
| Phoenix Civic Improvement, Series A, 4.00%, 7/1/40 | 2,250 | 2,706 |
| Phoenix Civic Improvement, Series A, 4.00%, 7/1/42 | 4,025 | 4,793 |
| Phoenix Civic Improvement, Series A, 5.00%, 7/1/23 (2) | 1,000 | 1,078 |
| Phoenix Civic Improvement, Series A, 5.00%, 7/1/24 (2) | 1,300 | 1,452 |
| Phoenix Civic Improvement, Series A, 5.00%, 7/1/25 (2) | 2,195 | 2,532 |
| Phoenix Civic Improvement, Series B, 5.00%, 7/1/30 | 1,500 | 1,827 |
| Phoenix Civic Improvement, Series B, 5.00%, 7/1/31 | 4,175 | 5,073 |
| Phoenix Civic Improvement, Series B, 5.00%, 7/1/32 | 1,280 | 1,552 |
| Phoenix Civic Improvement, Series B, 5.00%, 7/1/33 | 3,060 | 3,713 |
| Phoenix Civic Improvement, Series B, 5.00%, 7/1/34 | 1,690 | 2,051 |
| Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/23 | 100 | 107 |
| Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/24 | 300 | 331 |

| | | |
|---|---|---|
| Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/25 | 300 | 341 |
| Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/26 | 250 | 292 |
| Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/27 | 300 | 359 |
| Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/28 | 450 | 547 |
| Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/29 | 350 | 422 |
| Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/30 | 350 | 419 |
| Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/31 | 400 | 476 |
| Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/32 | 400 | 475 |
| Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/33 | 300 | 356 |
| Salt River Agricultural Improvement & Power Dist., Series A, 5.00%, 12/1/28 | 2,480 | 2,490 |
| Salt River Agricultural Improvement & Power Dist., Series A, 5.00%, 1/1/30 | 10,000 | 12,032 |
| Salt River Agricultural Improvement & Power Dist., Series A, 5.00%, 1/1/31 | 12,990 | 15,601 |
| Salt River Agricultural Improvement & Power Dist., Arizona Electric Sys., 5.00%, 1/1/31 | 3,000 | 3,706 |
| Salt River Agricultural Improvement & Power Dist., Arizona Electric Sys., 5.00%, 1/1/32 | 6,695 | 8,639 |
| | | 133,451 |
| **CALIFORNIA 10.3%** | | |
| ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%, 8/1/31 | 1,000 | 1,080 |
| ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%, 8/1/33 | 2,000 | 2,159 |
| Bay Area Toll Auth., San Francisco Bay Area, Series F-1, 5.00%, 4/1/28 (Prerefunded 4/1/22) (3) | 8,985 | 9,165 |
| California, GO, 4.00%, 11/1/35 | 6,355 | 7,651 |
| California, GO, 4.00%, 11/1/36 | 6,000 | 7,189 |
| California, GO, 4.00%, 11/1/37 | 3,595 | 4,289 |
| California, GO, 4.00%, 11/1/45 | 715 | 799 |
| California, GO, 5.00%, 4/1/29 | 2,840 | 3,636 |
| California, GO, 5.00%, 9/1/31 | 5,400 | 7,231 |
| California, GO, 5.00%, 11/1/31 | 7,875 | 9,931 |
| California, GO, 5.00%, 9/1/32 | 4,000 | 5,352 |
| California Community Choice Fin. Auth., Green Bond, Series B-1, VRDN, 4.00%, 2/1/52 (Tender 8/1/31) | 22,475 | 26,993 |

| | | |
|---|---|---|
| California Dept. of Water Resources & Power Supply, Central Valley, Series AW, 5.00%, 12/1/31 | 7,000 | 8,453 |
| California HFFA, Sutter Health, Series A, 5.00%, 11/15/33 | 2,075 | 2,554 |
| California HFFA, Sutter Health, Series A, 5.00%, 11/15/34 | 2,500 | 3,074 |
| California HFFA, Sutter Health, Series A, 5.00%, 11/15/35 (Prerefunded 11/15/25) (3) | 9,380 | 11,093 |
| California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35 | 3,932 | 4,745 |
| California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33 | 7,798 | 9,130 |
| California Infrastructure & Economic Dev. Bank, Series B, FRN, 100% of SIFMA + 0.70%, 0.75%, 12/1/50 (Tender 6/1/26) | 3,375 | 3,428 |
| California Municipal Fin. Auth., Caritas Affordable Housing, Series A, 5.00%, 8/15/30 | 1,000 | 1,086 |
| California PFA, Enso Village Project, 2.375%, 11/15/28 (1) | 1,000 | 1,008 |
| California PFA, Enso Village Project, 3.125%, 5/15/29 (1) | 895 | 904 |
| California PFA, Enso Village Project, 5.00%, 11/15/36 (1) | 750 | 871 |
| California PFA, Enso Village Project, Series B-3, 2.125%, 11/15/27 (1) | 1,220 | 1,228 |
| California Public Works Board, Judicial Council, Series A, 5.00%, 3/1/27 | 1,350 | 1,431 |
| California Public Works Board, Judicial Council, Series A, 5.00%, 3/1/28 | 1,660 | 1,760 |
| California Statewide CDA, Huntington Memorial Hosp., Series B, 5.00%, 7/1/32 | 3,000 | 3,343 |
| California Statewide CDA, Huntington Memorial Hosp., Series B, 5.00%, 7/1/33 | 2,380 | 2,650 |
| California Statewide CDA, Loma Linda Univ. Medical Center, 5.25%, 12/1/29 | 2,630 | 2,976 |
| California Statewide CDA, Loma Linda Univ. Medical Center, 5.25%, 12/1/34 | 10,830 | 12,214 |
| California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/25 (1) | 2,265 | 2,590 |
| California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/27 (1) | 1,005 | 1,179 |
| California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/28 (1) | 4,235 | 4,944 |
| California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/29 (1) | 3,000 | 3,485 |
| California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/30 (1) | 6,875 | 7,955 |
| California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/31 (1) | 4,275 | 4,936 |
| California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/36 (1) | 7,750 | 8,893 |
| California, Various Purpose, GO, 4.00%, 3/1/27 | 7,465 | 8,730 |
| California, Various Purpose, GO, 4.00%, 3/1/28 | 8,000 | 9,526 |
| California, Various Purpose, GO, 4.00%, 9/1/35 | 5,000 | 5,709 |
| California, Various Purpose, GO, 4.00%, 10/1/37 | 4,445 | 5,339 |

| | | |
|---|---|---|
| California, Various Purpose, GO, 4.00%, 10/1/37 | 2,900 | 3,484 |
| California, Various Purpose, GO, 4.00%, 10/1/39 | 4,860 | 5,810 |
| California, Various Purpose, GO, 4.00%, 3/1/46 | 6,750 | 7,801 |
| California, Various Purpose, GO, 5.00%, 8/1/24 | 5,290 | 5,962 |
| California, Various Purpose, GO, 5.00%, 10/1/27 | 18,140 | 19,317 |
| California, Various Purpose, GO, 5.00%, 11/1/27 | 20,000 | 21,835 |
| California, Various Purpose, GO, 5.00%, 9/1/28 | 8,800 | 10,611 |
| California, Various Purpose, GO, 5.00%, 10/1/29 | 13,950 | 15,784 |
| California, Various Purpose, GO, 5.00%, 8/1/30 | 4,000 | 4,641 |
| California, Various Purpose, GO, 5.00%, 8/1/33 | 12,000 | 14,729 |
| California, Various Purpose, GO, 5.00%, 3/1/34 | 5,000 | 6,430 |
| California, Various Purpose, GO, 5.00%, 3/1/34 | 2,320 | 2,984 |
| California, Various Purpose, GO, 5.00%, 8/1/35 | 9,875 | 11,070 |
| California, Various Purpose, GO, 5.00%, 4/1/37 | 2,185 | 2,323 |
| California, Various Purpose, GO, 5.00%, 4/1/38 | 440 | 485 |
| California, Various Purpose, Series B, GO, 5.00%, 8/1/24 | 1,685 | 1,899 |
| California, Various Purpose, BID Group, GO, 5.00%, 8/1/27 | 21,250 | 26,231 |
| California, Various Purpose, BID Group, GO, 5.00%, 8/1/30 | 8,000 | 9,619 |
| California, Various Purpose, BID Group, GO, 5.00%, 11/1/34 | 5,000 | 6,525 |
| Los Angeles County Metropolitan Transportation Auth., Refunding, Series A, 5.00%, 7/1/33 | 21,790 | 26,706 |
| Los Angeles County Metropolitan Transportation Auth., Refunding, Series A, 5.00%, 7/1/34 | 23,360 | 28,623 |
| Los Angeles Dept. of Airports, 5.00%, 5/15/32 (2) | 6,100 | 7,586 |
| Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/40 | 2,315 | 2,969 |
| Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/29 (2) | 6,050 | 7,430 |
| Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/33 (2) | 7,920 | 9,995 |
| Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/38 (2) | 10,000 | 11,762 |
| Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/39 (2) | 4,800 | 5,631 |
| Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/40 (2) | 10,000 | 11,705 |
| Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/41 (2) | 8,495 | 9,915 |
| Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/33 (2) | 9,910 | 12,861 |
| Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/34 (2) | 5,000 | 6,471 |
| Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/35 (2) | 1,000 | 1,291 |
| Los Angeles Dept. of Water & Power, Series A, 5.00%, 7/1/27 | 90 | 93 |
| Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/29 | 15,735 | 16,950 |
| Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/34 | 5,000 | 5,862 |
| Los Angeles Dept. of Water & Power, Series B-4, VRDN, 0.02%, 7/1/35 | 1,500 | 1,500 |
| Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M USD LIBOR + 0.72%, 0.808%, 7/1/27 | 3,565 | 3,586 |
| Orange County Transportation Auth., BAN, 5.00%, 10/15/24 | 10,000 | 11,344 |
| Riverside County Transportation Commission, Restructure 91 Express, Series B-1, 4.00%, 6/1/38 | 3,000 | 3,530 |
| Riverside County Transportation Commission, Restructure 91 Express, Series B-1, 4.00%, 6/1/39 | 2,005 | 2,349 |

| | | |
|---|---|---|
| San Diego County Regional Airport Auth., 5.00%, 7/1/31 | 1,395 | 1,803 |
| San Diego County Regional Airport Auth., 5.00%, 7/1/32 | 2,500 | 3,221 |
| San Diego County Regional Airport Auth., 5.00%, 7/1/33 | 3,000 | 3,857 |
| San Diego County Regional Airport Auth., 5.00%, 7/1/34 | 3,000 | 3,833 |
| San Diego County Regional Airport Auth., 5.00%, 7/1/35 | 1,205 | 1,537 |
| San Francisco City & County Int'l. Airport, Series A, 5.00%, 5/1/22 (2)(4) | 2,600 | 2,662 |
| San Francisco City & County Int'l. Airport, Series A, 5.00%, 5/1/38 (2) | 6,250 | 7,759 |
| San Francisco City & County Int'l. Airport, Series D, 5.00%, 5/1/23 (2) | 1,975 | 2,112 |
| San Francisco City & County Int'l. Airport, Series E, 5.00%, 5/1/37 (2) | 4,450 | 5,469 |
| San Francisco City & County Int'l. Airport, Series H, 5.00%, 5/1/30 (2) | 8,335 | 10,417 |
| San Francisco City & County Int'l. Airport, San Francisco Airport Commission, Series D, 5.00%, 5/1/34 | 3,800 | 4,763 |
| San Francisco City & County Int'l. Airport, San Francisco Airport Commission, Series D, 5.00%, 5/1/35 | 6,735 | 8,427 |
| San Francisco City & County Int'l. Airport, Unrefunded Balance, Series A, 5.00%, 5/1/23 (2) | 1,975 | 2,112 |
| San Francisco Community College Dist., GO, 5.00%, 6/15/29 | 905 | 1,042 |
| San Francisco Community College Dist., GO, 5.00%, 6/15/30 | 4,080 | 4,699 |
| San Francisco Community College Dist., GO, 5.00%, 6/15/31 | 4,060 | 4,672 |
| San Jose Int'l. Airport, Series A, 4.00%, 3/1/34 (2)(5) | 3,870 | 4,563 |
| San Jose Int'l. Airport, Series A, 5.00%, 3/1/33 (2) | 1,300 | 1,653 |
| San Jose Int'l. Airport, Series C, 5.00%, 3/1/28 | 1,750 | 1,928 |
| San Jose Int'l. Airport, Series C, 5.00%, 3/1/29 | 2,000 | 2,204 |
| Univ. of California, Series AI, 5.00%, 5/15/32 | 13,500 | 14,467 |
| Univ. of California, Series G, 5.00%, 5/15/32 (Prerefunded 5/15/22) (3) | 2,795 | 2,867 |
| Univ. of California Regents, Series G, 5.00%, 5/15/30 (Prerefunded 5/15/22) (3) | 3,540 | 3,631 |
| Univ. of California Regents, Unrefunded Balance, Series G, 5.00%, 5/15/37 | 10,075 | 10,338 |
| Univ. of California, Unrefunded Balance, Series G, 5.00%, 5/15/30 | 4,260 | 4,371 |
| Univ. of California, Unrefunded Balance, Series G, 5.00%, 5/15/32 | 2,575 | 2,642 |
| | | 703,457 |

**COLORADO 2.3%**

| | | |
|---|---|---|
| Colorado, Series A, COP, 4.00%, 12/15/35 | 1,450 | 1,757 |
| Colorado, Series A, COP, 4.00%, 12/15/36 | 1,195 | 1,439 |
| Colorado, Series A, COP, 4.00%, 12/15/38 | 2,385 | 2,856 |
| Colorado, Series A, COP, 4.00%, 12/15/39 | 3,780 | 4,515 |
| Colorado, Series A, COP, 4.00%, 12/15/40 | 3,000 | 3,575 |
| Colorado HFA, Catholic Health Initiatives, Series B-1, 5.00%, 7/1/30 (Prerefunded 11/9/22) (3) | 4,045 | 4,238 |

| | | |
|---|---|---|
| Colorado HFA, Commonspirit Health, Series B, VRDN, 5.00%, 8/1/49 (Tender 8/1/25) | 3,725 | 4,233 |
| Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27 | 2,425 | 2,986 |
| Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/28 | 5,450 | 6,865 |
| Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/34 | 7,250 | 9,173 |
| Denver City & County Airport, Series A, 5.00%, 12/1/30 (2) | 8,845 | 11,307 |
| Denver City & County Airport, Series A, 5.00%, 12/1/32 (2) | 3,510 | 4,311 |
| Denver City & County Airport, Series A, 5.00%, 12/1/33 (2) | 6,550 | 8,042 |
| Denver City & County Airport, Series A, 5.00%, 12/1/35 (2) | 22,700 | 27,722 |
| Denver City & County Airport, Series A, 5.00%, 12/1/43 (2) | 24,360 | 29,407 |
| Denver City & County Airport, Series A, 5.25%, 11/15/23 (Prerefunded 11/15/21) (2)(3) | 2,245 | 2,249 |
| Denver City & County Airport, Series B, 5.00%, 11/15/29 (Prerefunded 11/15/22) (3) | 2,645 | 2,775 |
| Denver City & County Airport, Series B, 5.00%, 11/15/30 (Prerefunded 11/15/22) (3) | 3,725 | 3,908 |
| Denver City & County Airport, Series B, 5.25%, 11/15/28 | 3,000 | 3,292 |
| Denver City & County Airport, United Airlines, 5.00%, 10/1/32 (2) | 12,090 | 12,757 |
| Regional Transportation Dist., Fastracks Project, Series A, 5.00%, 11/1/29 (Prerefunded 11/1/22) (3) | 3,875 | 4,061 |
| Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/21 (6) | 200 | 201 |
| Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/23 (6) | 585 | 638 |
| Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/23 (6) | 230 | 251 |
| Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/25 (6) | 250 | 289 |
| Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/26 (6) | 575 | 688 |
| Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/29 (6) | 630 | 803 |
| | | 154,338 |
| **CONNECTICUT 0.6%** | | |
| Connecticut, Series A, GO, 5.00%, 10/15/25 | 5,000 | 5,450 |
| Connecticut, Series E, GO, 5.00%, 9/15/31 | 12,000 | 15,012 |
| Connecticut Special Tax Obligation, Transportation Infrastructure, Series A, 5.00%, 10/1/29 | 10,000 | 10,887 |
| Connecticut Special Tax Obligation, Transportation Infrastructure, Series A, 5.00%, 1/1/32 | 10,000 | 12,253 |
| Mashantucket Western Pequot Tribe, (4.00% Cash and 2.05% PIK), 6.05%, 7/1/31 (7)(8) | 384 | 58 |
| | | 43,660 |
| **DELAWARE 0.3%** | | |
| Delaware, Series A, GO, 5.00%, 2/1/31 | 3,915 | 4,826 |
| Delaware, Series A, GO, 5.00%, 2/1/32 | 3,000 | 3,690 |
| Delaware State HFA, Beebe Medical Center, 4.00%, 6/1/35 | 1,080 | 1,225 |
| Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/32 | 1,685 | 2,054 |
| Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/33 | 2,780 | 3,379 |
| Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/34 | 2,500 | 3,027 |

| | | |
|---|---|---|
| Univ. of Delaware, 5.00%, 11/1/38 | 2,235 | 2,799 |
| | | 21,000 |
| **DISTRICT OF COLUMBIA 3.2%** | | |
| District of Columbia, Series A, 4.00%, 3/1/40 | 2,345 | 2,745 |
| District of Columbia, Series A, 5.00%, 3/1/33 | 2,445 | 3,151 |
| District of Columbia, Series A, 5.00%, 3/1/34 | 2,485 | 3,196 |
| District of Columbia, Series A, 5.00%, 3/1/36 | 12,000 | 15,271 |
| District of Columbia, Series A, 5.00%, 3/1/40 | 3,110 | 3,944 |
| District of Columbia, Series A, GO, 5.00%, 6/1/30 | 750 | 866 |
| District of Columbia, Series A, GO, 5.00%, 6/1/31 | 5,000 | 5,769 |
| District of Columbia, Series A, GO, 5.00%, 6/1/34 | 4,965 | 5,876 |
| District of Columbia, Series A, GO, 5.00%, 6/1/36 | 4,550 | 5,510 |
| District of Columbia, Series A, GO, 5.00%, 10/15/44 | 2,315 | 2,873 |
| District of Columbia, Series C, 5.00%, 5/1/37 | 1,780 | 2,280 |
| District of Columbia, Series D, GO, 5.00%, 6/1/29 | 4,365 | 5,323 |
| District of Columbia, Series D, GO, 5.00%, 6/1/32 | 10,000 | 12,134 |
| District of Columbia Water & Sewer Auth., Series B, 5.00%, 10/1/36 | 2,000 | 2,326 |
| District of Columbia, Georgetown Univ., 5.00%, 4/1/33 | 3,000 | 3,548 |
| District of Columbia, Georgetown Univ., 5.00%, 4/1/34 | 1,800 | 2,129 |
| District of Columbia, Georgetown Univ., 5.00%, 4/1/35 | 2,000 | 2,363 |
| Metropolitan Washington Airports Auth., Series 2016A, 5.00%, 10/1/31 (2) | 8,185 | 9,714 |
| Metropolitan Washington Airports Auth., Series A, 4.00%, 10/1/37 (2) | 1,500 | 1,763 |
| Metropolitan Washington Airports Auth., Series A, 4.00%, 10/1/38 (2) | 2,000 | 2,345 |
| Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/24 (2) | 8,880 | 10,006 |
| Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/27 (2) | 2,790 | 3,138 |
| Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/28 (2) | 2,310 | 2,593 |
| Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/29 (2) | 4,180 | 5,146 |
| Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/30 (2) | 3,285 | 4,030 |
| Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/31 (2) | 4,675 | 5,733 |
| Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/33 (2) | 5,300 | 6,513 |
| Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/34 (2) | 7,350 | 8,694 |
| Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/35 (2) | 13,795 | 16,304 |

| | | |
|---|---|---|
| Metropolitan Washington Airports Auth., Series B, 5.00%, 10/1/30 (2) | 10,280 | 11,855 |
| Metropolitan Washington Airports Auth., Airport Sys., Series A, 5.00%, 10/1/31 (2) | 3,655 | 3,805 |
| Metropolitan Washington Airports Auth., Airport Sys., Series A, 5.00%, 10/1/40 (2) | 3,410 | 4,179 |
| Washington D.C. Convention & Sports Auth., Hotel Tax, Series A, 5.00%, 10/1/28 | 5,000 | 6,094 |
| Washington D.C. Convention & Sports Auth., Hotel Tax, Series A, 5.00%, 10/1/29 | 8,190 | 9,919 |
| Washington D.C. Convention & Sports Auth., Hotel Tax, Series A, 5.00%, 10/1/30 | 2,800 | 3,374 |
| Washington D.C. Convention & Sports Auth., Hotel Tax, Series B, 4.00%, 10/1/35 | 1,000 | 1,187 |
| Washington D.C. Convention & Sports Auth., Hotel Tax, Series B, 4.00%, 10/1/36 | 855 | 1,012 |
| Washington D.C. Convention & Sports Auth., Hotel Tax, Series B, 4.00%, 10/1/37 | 1,000 | 1,180 |
| Washington Metropolitan Area Transit Auth., Series B, 5.00%, 7/1/35 | 4,060 | 4,901 |
| Washington Metropolitan Area Transit Auth., Green Bond, Series A, 4.00%, 7/15/38 | 6,845 | 8,187 |
| Washington Metropolitan Area Transit Auth., Green Bond, Series A, 4.00%, 7/15/39 | 3,220 | 3,842 |
| Washington Metropolitan Area Transit Auth., Green Bond, Series A, 5.00%, 7/15/41 | 1,500 | 1,935 |
| | | 216,753 |
| **FLORIDA 7.7%** | | |
| Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%, 12/1/23 | 1,125 | 1,208 |
| Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%, 12/1/21 | 500 | 502 |
| Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%, 12/1/22 | 520 | 546 |
| Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%, 12/1/24 | 1,250 | 1,420 |
| Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%, 12/1/34 | 2,615 | 3,301 |
| Alachua County HFA, Shands Teaching Hosp. & Clinics, Series B, 5.00%, 12/1/34 | 12,380 | 13,921 |
| Brevard County HFA, Health First, 5.00%, 4/1/23 | 450 | 480 |
| Brevard County HFA, Health First, 5.00%, 4/1/27 | 2,075 | 2,296 |
| Brevard County HFA, Health First, 5.00%, 4/1/29 | 750 | 829 |
| Brevard County HFA, Health First, 5.00%, 4/1/30 | 3,285 | 3,631 |
| Brevard County HFA, Health First, 5.00%, 4/1/31 | 4,490 | 4,963 |
| Brevard County HFA, Health First, 5.00%, 4/1/33 | 2,845 | 3,134 |

| | | |
|---|---|---|
| Brevard County HFA, Health First, 5.00%, 4/1/39 | 9,855 | 10,819 |
| Broward County Airport, 5.00%, 10/1/27 (2) | 1,250 | 1,523 |
| Broward County Airport, 5.00%, 10/1/29 (2) | 2,265 | 2,748 |
| Broward County Airport, 5.00%, 10/1/30 (2) | 2,250 | 2,730 |
| Broward County Airport, 5.00%, 10/1/31 (2) | 1,500 | 1,817 |
| Broward County Airport, 5.00%, 10/1/32 (2) | 1,815 | 2,193 |
| Broward County Airport, 5.00%, 10/1/33 (2) | 1,295 | 1,563 |
| Broward County Airport, 5.00%, 10/1/34 (2) | 1,500 | 1,806 |
| Broward County Airport, Series A, 4.00%, 10/1/44 (2) | 1,225 | 1,382 |
| Broward County Airport, Series A, 5.00%, 10/1/33 (2) | 4,840 | 6,030 |
| Broward County Airport, Series A, 5.00%, 10/1/34 (2) | 5,500 | 6,843 |
| Broward County Airport, Series A, 5.25%, 10/1/29 (Prerefunded 10/1/23) (2)(3) | 1,650 | 1,803 |
| Broward County Airport, Series P-2, 5.00%, 10/1/25 | 3,700 | 3,860 |
| Broward County Airport, Series P-2, 5.00%, 10/1/26 (Prerefunded 10/1/22) (3) | 2,885 | 3,012 |
| Broward County Airport, Series Q-1, 5.00%, 10/1/28 (Prerefunded 10/1/22) (3) | 5,090 | 5,315 |
| Broward County Airport, Series Q-2, 5.00%, 10/1/27 (Prerefunded 10/1/22) (2)(3) | 2,000 | 2,086 |
| Broward County Port Fac., Series C, 5.00%, 9/1/29 | 1,760 | 2,260 |
| Broward County Port Fac., Series D, 5.00%, 9/1/26 (2) | 2,760 | 3,273 |
| Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%, 10/1/25 | 750 | 850 |
| Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%, 10/1/26 | 1,250 | 1,449 |
| Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%, 10/1/27 | 1,500 | 1,773 |
| Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%, 10/1/28 | 1,500 | 1,801 |
| Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%, 10/1/29 | 500 | 608 |
| Central Florida Expressway Auth., 4.00%, 7/1/35 (6) | 3,500 | 4,248 |
| Central Florida Expressway Auth., 4.00%, 7/1/37 (6) | 4,000 | 4,805 |
| Central Florida Expressway Auth., 4.00%, 7/1/38 (6) | 150 | 179 |
| Central Florida Expressway Auth., 4.00%, 7/1/39 (6) | 3,070 | 3,663 |
| Central Florida Expressway Auth., Series A, 5.00%, 7/1/30 | 16,915 | 20,074 |
| Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/28 | 10,720 | 11,019 |
| Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/29 | 4,965 | 6,088 |
| Florida Board of Ed., Lottery Revenue, Series A, 5.00%, 7/1/23 | 10,035 | 10,826 |
| Florida DOT, Garvees, Series A, 5.00%, 7/1/30 | 10,085 | 13,060 |
| Florida Municipal Power Agency, Series A, 5.00%, 10/1/31 | 7,910 | 9,421 |
| Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/25 (2) | 10,000 | 11,620 |
| Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/27 (2) | 15,315 | 18,664 |
| Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34 (2) | 3,000 | 3,613 |
| Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35 (2) | 6,500 | 7,820 |

| | | |
|---|---|---|
| Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44 (2) | 4,580 | 5,565 |
| Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series A, 5.00%, 10/1/23 (2) | 1,480 | 1,610 |
| Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series B, 5.00%, 10/1/33 | 5,160 | 5,822 |
| Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series B, 5.00%, 10/1/34 | 3,090 | 3,484 |
| Hillsborough County IDA, BayCare Health System, Series B, VRDN, 0.03%, 11/1/38 | 650 | 650 |
| Jacksonville, Better Jacksonville Sales Tax, Series A, 5.00%, 10/1/30 | 5,000 | 5,215 |
| Lee Memorial Health Sys., Series A-1, 4.00%, 4/1/37 | 1,300 | 1,498 |
| Lee Memorial Health Sys., Series A-1, 5.00%, 4/1/34 | 1,240 | 1,539 |
| Miami-Dade County Aviation, 5.00%, 10/1/27 (2) | 2,925 | 3,283 |
| Miami-Dade County Aviation, Series A, 5.00%, 10/1/23 (2) | 9,000 | 9,378 |
| Miami-Dade County Aviation, Series A, 5.00%, 10/1/24 (2) | 10,000 | 10,421 |
| Miami-Dade County Aviation, Series A, 5.00%, 10/1/26 (Prerefunded 10/1/22) (2)(3) | 5,000 | 5,215 |
| Miami-Dade County Aviation, Series A, 5.00%, 10/1/29 (2) | 1,800 | 2,019 |
| Miami-Dade County Aviation, Series A, 5.00%, 10/1/30 (2) | 6,950 | 7,791 |
| Miami-Dade County Aviation, Series A, 5.00%, 10/1/32 (2) | 9,590 | 10,738 |
| Miami-Dade County Aviation, Series A, 5.00%, 10/1/38 (2) | 5,930 | 6,809 |
| Miami-Dade County Aviation, Series A, 5.00%, 10/1/49 (2) | 12,335 | 14,860 |
| Miami-Dade County Aviation, Series B, 5.00%, 10/1/25 (Prerefunded 10/1/22) (3) | 3,000 | 3,132 |
| Miami-Dade County Aviation, Series B, 5.00%, 10/1/26 (Prerefunded 10/1/22) (3) | 12,420 | 12,966 |
| Miami-Dade County Aviation, Series B, 5.00%, 10/1/27 (Prerefunded 10/1/22) (3) | 4,980 | 5,199 |
| Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/30 | 2,000 | 2,229 |
| Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31 | 2,000 | 2,228 |
| Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33 | 3,000 | 3,535 |
| Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/26 | 4,530 | 5,063 |
| Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27 | 3,850 | 4,295 |
| Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28 | 2,775 | 3,095 |
| Miami-Dade County Expressway Auth., Toll, Series A, 5.00%, 7/1/26 | 3,900 | 4,023 |
| Miami-Dade County Expressway Auth., Toll, Series A, 5.00%, 7/1/28 | 5,565 | 5,741 |
| Miami-Dade County Expressway Auth., Toll, Series A, 5.00%, 7/1/30 | 1,250 | 1,290 |
| Miami-Dade County Seaport Dept., Series A-1, 4.00%, 10/1/45 (2) (6) | 6,450 | 7,438 |
| Miami-Dade County Water & Sewer System Revenue, 4.00%, 10/1/37 | 1,000 | 1,195 |
| Miami-Dade County Water & Sewer System Revenue, 4.00%, 10/1/38 | 520 | 619 |

| | | |
|---|---|---|
| Miami-Dade County Water & Sewer System Revenue, 4.00%, 10/1/41 | 1,250 | 1,472 |
| Miami-Dade County Water & Sewer System Revenue, 4.00%, 10/1/42 | 1,750 | 2,059 |
| Miami-Dade County Water & Sewer System Revenue, 4.00%, 10/1/44 | 1,400 | 1,644 |
| Miami-Dade County Water & Sewer System Revenue, 4.00%, 10/1/46 | 850 | 995 |
| Orange County Convention Center, Tourist Dev. Tax, 5.00%, 10/1/22 | 12,020 | 12,543 |
| Orange County Convention Center, Tourist Dev. Tax, 5.00%, 10/1/23 | 12,735 | 13,838 |
| Orange County School Board, Series C, COP, 5.00%, 8/1/30 (Prerefunded 8/1/25) (3) | 18,050 | 21,055 |
| Orange County School Board, Series C, COP, 5.00%, 8/1/33 | 5,535 | 6,566 |
| Orange County School Board, Series D, COP, 5.00%, 8/1/30 (Prerefunded 8/1/25) (3) | 2,250 | 2,625 |
| Orlando-Orange County Expressway Auth., 5.00%, 7/1/28 (Prerefunded 7/1/23) (3) | 4,990 | 5,375 |
| Orlando-Orange County Expressway Auth., 5.00%, 7/1/29 (Prerefunded 7/1/23) (3) | 3,000 | 3,232 |
| Orlando-Orange County Expressway Auth., 5.00%, 7/1/32 (Prerefunded 7/1/23) (3) | 11,550 | 12,442 |
| Orlando-Orange County Expressway Auth., Series B, 5.00%, 7/1/24 (Prerefunded 7/1/23) (3) | 1,830 | 1,973 |
| Reedy Creek Improvement Dist., Series A, GO, 5.00%, 6/1/27 (Prerefunded 6/1/23) (3) | 3,900 | 4,193 |
| Reedy Creek Improvement Dist., Series A, GO, 5.00%, 6/1/28 (Prerefunded 6/1/23) (3) | 5,000 | 5,376 |
| South Broward Hosp. Dist., 5.00%, 5/1/22 | 3,000 | 3,071 |
| South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/22 | 1,945 | 2,017 |
| South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/23 | 1,015 | 1,099 |
| South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34 | 6,385 | 7,767 |
| South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35 | 9,000 | 10,936 |
| Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/26 | 10,700 | 10,967 |
| Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/27 | 400 | 468 |
| Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/28 | 325 | 378 |
| Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/29 | 420 | 489 |
| Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/30 | 365 | 424 |
| Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/31 | 700 | 814 |
| Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/32 | 1,070 | 1,243 |
| Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/33 | 455 | 529 |
| Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation, Series A, 5.00%, 9/1/25 | 2,900 | 3,010 |
| Tolomato Community Dev. Dist., Special Assessment, Series 2015-1, STEP, 0.00%, 5/1/40 | 415 | 416 |

| | | |
|---|---|---|
| Tolomato Community Dev. Dist., Special Assessment, Series 2015-2, STEP, 0.00%, 5/1/40 | 255 | 198 |
| Tolomato Community Dev. Dist., Special Assessment, Series 2015-3, 6.61%, 5/1/40 (7)(9) | 280 | – |
| Tolomato Community Dev. Dist., Special Assessment, Series 3, 6.45%, 5/1/23 (7)(9) | 155 | – |
| Tolomato Community Dev. Dist., Special Assessment, Series A-4, STEP, 0.00%, 5/1/40 | 100 | 89 |
| | | 526,123 |
| **GEORGIA 5.3%** | | |
| Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/38 | 2,575 | 3,078 |
| Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/39 | 3,750 | 4,471 |
| Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/40 | 3,435 | 4,080 |
| Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/41 | 1,215 | 1,439 |
| Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/42 | 5,145 | 6,077 |
| Atlanta Airport, Dept. of Aviation, Series C, 4.00%, 7/1/39 (2) | 1,000 | 1,170 |
| Atlanta Airport, Dept. of Aviation, Series C, 4.00%, 7/1/41 (2) | 1,000 | 1,164 |
| Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/27 | 1,825 | 2,003 |
| Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/29 | 12,865 | 14,153 |
| Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/30 | 10,500 | 11,549 |
| Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/31 | 14,440 | 15,856 |
| Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/33 | 2,055 | 2,252 |
| Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/36 | 4,585 | 5,760 |
| Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/38 | 5,000 | 6,242 |
| Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1, 6.50%, 1/1/29 | 1,900 | 1,424 |
| Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1, 6.75%, 1/1/35 | 8,950 | 6,606 |
| Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1, 7.00%, 1/1/40 | 3,065 | 2,224 |
| Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%, 7/1/30 | 2,335 | 2,660 |
| Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%, 7/1/31 | 4,280 | 4,872 |
| Atlanta Water & Wastewater, 5.00%, 11/1/31 | 12,860 | 14,791 |
| Atlanta Water & Wastewater, 5.00%, 11/1/35 (Prerefunded 5/1/25) (3) | 6,000 | 6,948 |
| Burke County Dev. Auth., Georgia Power Plant Vogtle Project, VRDN,PCR, 0.09%, 11/1/52 (2) | 7,600 | 7,600 |
| Cobb County Kennestone Hosp. Auth., Wellstar Health, 5.00%, 4/1/25 | 1,075 | 1,237 |
| Cobb County Kennestone Hosp. Auth., Wellstar Health, 5.00%, 4/1/26 | 2,100 | 2,490 |
| Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/29 | 5,395 | 5,728 |

| | | |
|---|---|---|
| Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/31 | 500 | 596 |
| Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/33 | 1,250 | 1,490 |
| Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/35 | 2,250 | 2,679 |
| Fulton County Dev. Auth., Children's Healthcare of Atlanta, Series C, 5.00%, 7/1/34 | 1,475 | 1,872 |
| Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/31 | 400 | 477 |
| Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/32 | 1,000 | 1,192 |
| Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/33 | 2,000 | 2,384 |
| Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/34 | 2,515 | 2,997 |
| Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/26 | 1,860 | 2,194 |
| Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/28 | 1,200 | 1,449 |
| Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/29 | 1,780 | 2,137 |
| Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/30 | 6,300 | 7,523 |
| Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/35 | 5,000 | 5,906 |
| Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/37 | 2,500 | 2,943 |
| Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/28 | 2,500 | 3,019 |
| Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/29 | 2,750 | 3,303 |
| Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/31 | 2,365 | 2,814 |
| Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/32 | 3,660 | 4,345 |
| Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/33 | 3,390 | 4,018 |
| Georgia Ports Auth., 4.00%, 7/1/38 (10) | 3,180 | 3,823 |
| Georgia Ports Auth., 4.00%, 7/1/39 (10) | 2,500 | 2,998 |
| Georgia Ports Auth., 4.00%, 7/1/40 (10) | 1,875 | 2,243 |
| Georgia Ports Auth., 4.00%, 7/1/42 (10) | 2,875 | 3,420 |
| Georgia Ports Auth., 4.00%, 7/1/43 (10) | 4,500 | 5,342 |
| Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/32 | 1,000 | 1,193 |
| Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/34 | 1,205 | 1,436 |

| | | |
|---|---|---|
| Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/35 | 1,000 | 1,191 |
| Main Street Natural Gas, Series A, 5.00%, 5/15/28 | 3,800 | 4,647 |
| Main Street Natural Gas, Series A, 5.50%, 9/15/22 | 3,230 | 3,375 |
| Main Street Natural Gas, Series A, 5.50%, 9/15/24 | 2,500 | 2,841 |
| Main Street Natural Gas, Series A, 5.50%, 9/15/27 | 11,060 | 13,665 |
| Main Street Natural Gas, Georgia Municipal Gas Auth., Series A, 5.00%, 5/15/43 | 2,000 | 2,382 |
| Main Street Natural Gas, Georgia Municipal Gas Auth., Series C, VRDN, 4.00%, 8/1/48 (Tender 12/1/23) | 5,795 | 6,191 |
| Main Street Natural Gas, Georgia Municipal Gas Auth., Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26) | 17,455 | 19,867 |
| Main Street Natural Gas, Georgia Municipal Gas Auth., Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28) | 23,805 | 27,872 |
| Main Street Natural Gas, Georgia Municipal Gas Auth., Series D, FRN, 67% of 1M USD LIBOR + 0.83%, 0.885%, 8/1/48 (Tender 12/1/23) | 14,725 | 14,856 |
| Metropolitan Atlanta Rapid Transit Auth., Sales Tax, Series B, 5.00%, 7/1/32 | 5,000 | 5,935 |
| Municipal Electric Auth. of Georgia, General Power Revenue, 5.00%, 1/1/29 | 9,290 | 11,356 |
| Municipal Electric Auth. of Georgia, General Power Revenue, 5.00%, 1/1/30 | 1,870 | 2,278 |
| Municipal Electric Auth. of Georgia, General Power Revenue, 5.00%, 1/1/31 | 1,965 | 2,388 |
| Municipal Electric Auth. of Georgia, General Power Revenue, 5.00%, 1/1/32 | 1,060 | 1,285 |
| Municipal Electric Auth. of Georgia, General Power Revenue, 5.00%, 1/1/33 | 665 | 805 |
| Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/30 | 2,675 | 3,258 |
| Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/31 | 1,560 | 1,896 |
| Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/32 | 1,700 | 2,061 |
| Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/33 | 1,845 | 2,232 |
| Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/34 | 2,005 | 2,422 |
| Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/35 | 3,415 | 4,119 |
| Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%, 1/1/28 | 8,660 | 10,224 |
| Savannah Economic Dev. Auth., Marshes of Skidaway Island, 6.00%, 1/1/24 (4) | 485 | 517 |

| | | |
|---|---|---|
| Savannah Economic Dev. Auth., Marshes of Skidaway Island, 7.00%, 1/1/34 (Prerefunded 1/1/24) (3) | 3,000 | 3,418 |
| | | 360,748 |
| **HAWAII 0.4%** | | |
| Hawaii Airports Sys., Series A, 5.00%, 7/1/43 (2) | 6,000 | 7,216 |
| Hawaii Airports Sys., Series D, 4.00%, 7/1/37 | 16,800 | 19,489 |
| | | 26,705 |
| **IDAHO 0.1%** | | |
| Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/25 | 1,055 | 1,164 |
| Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/26 | 1,000 | 1,103 |
| Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/28 | 745 | 822 |
| Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29 | 650 | 716 |
| Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/30 | 725 | 798 |
| Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/31 | 720 | 792 |
| Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/32 | 1,000 | 1,100 |
| Idaho HFA, Trinity Health, Series D, 5.50%, 12/1/29 | 2,185 | 2,545 |
| | | 9,040 |
| **ILLINOIS 3.5%** | | |
| Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/23 (Prerefunded 1/1/22) (2)(3) | 5,500 | 5,543 |
| Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (2) | 23,000 | 26,068 |
| Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/29 (2) | 5,450 | 6,162 |
| Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/30 (2) | 13,000 | 14,647 |
| Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/31 | 3,600 | 4,210 |
| Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34 | 8,450 | 10,196 |
| Chicago Transit Auth., Federal Highway, 5.00%, 6/1/22 | 3,405 | 3,496 |
| Chicago Transit Auth., Federal Highway, 5.00%, 6/1/23 | 4,150 | 4,447 |
| Chicago Wastewater, Series A, 5.00%, 1/1/32 | 4,045 | 4,809 |
| Chicago Wastewater, Series A, 5.00%, 1/1/33 | 4,250 | 5,051 |
| Chicago Wastewater, Series A, 5.00%, 1/1/34 | 4,460 | 5,296 |
| Illinois, GO, 4.00%, 6/1/32 | 530 | 581 |
| Illinois, GO, 4.00%, 6/1/35 | 2,075 | 2,262 |
| Illinois, GO, 5.375%, 5/1/23 | 1,080 | 1,159 |
| Illinois, GO, 5.50%, 5/1/24 | 1,000 | 1,119 |
| Illinois, GO, 5.50%, 5/1/25 | 1,000 | 1,158 |
| Illinois, Series A, GO, 5.00%, 3/1/24 | 345 | 380 |
| Illinois, Series A, GO, 5.00%, 3/1/25 | 1,500 | 1,705 |
| Illinois, Series A, GO, 5.00%, 10/1/25 | 2,050 | 2,363 |
| Illinois, Series A, GO, 5.00%, 11/1/25 | 3,825 | 4,417 |
| Illinois, Series A, GO, 5.00%, 3/1/26 | 2,500 | 2,909 |
| Illinois, Series A, GO, 5.00%, 3/1/27 | 4,000 | 4,744 |
| Illinois, Series A, GO, 5.00%, 12/1/27 | 7,685 | 9,224 |
| Illinois, Series B, GO, 5.00%, 3/1/24 | 875 | 963 |
| Illinois, Series B, GO, 5.00%, 3/1/25 | 1,375 | 1,563 |

| | | |
|---|---|---|
| Illinois, Series B, GO, 5.00%, 3/1/26 | 2,325 | 2,705 |
| Illinois, Series B, GO, 5.00%, 3/1/27 | 4,525 | 5,369 |
| Illinois, Series D, GO, 5.00%, 11/1/21 | 13,030 | 13,030 |
| Illinois, Series D, GO, 5.00%, 11/1/24 | 4,385 | 4,936 |
| Illinois, Series D, GO, 5.00%, 11/1/25 | 20,335 | 23,484 |
| Illinois, Series D, GO, 5.00%, 11/1/26 | 7,500 | 8,846 |
| Illinois Fin. Auth., Series A, 4.00%, 7/15/35 | 2,625 | 3,167 |
| Illinois Fin. Auth., Series A, 4.00%, 7/15/36 | 5,000 | 6,018 |
| Illinois Fin. Auth., Series A, 4.00%, 7/15/37 | 3,200 | 3,840 |
| Illinois Fin. Auth., Series A, 4.00%, 7/15/38 | 4,255 | 5,094 |
| Illinois Fin. Auth., Series A, 4.00%, 7/15/39 | 6,640 | 7,928 |
| Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/27 | 1,275 | 1,454 |
| Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28 | 1,150 | 1,307 |
| Illinois State Toll Highway Auth., Series D, 5.00%, 1/1/22 | 1,515 | 1,527 |
| Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/35 | 2,750 | 3,100 |
| Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/38 | 2,000 | 2,236 |
| Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/39 | 3,000 | 3,345 |
| Metropolitan Pier & Exposition Auth., McCormick Place, Series B, 5.00%, 12/15/28 | 9,000 | 9,261 |
| Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/23 | 5,075 | 5,439 |
| | | 236,558 |
| **INDIANA 0.1%** | | |
| Indiana Municipal Power Agency, Power Supply, Series A, 5.00%, 1/1/29 | 4,250 | 4,829 |
| Valparaiso, Pratt Paper, 5.875%, 1/1/24 (2) | 1,065 | 1,132 |
| | | 5,961 |
| **IOWA 0.6%** | | |
| Iowa Fin. Auth., Iowa Fertilizer, 3.125%, 12/1/22 | 1,210 | 1,226 |
| Iowa Fin. Auth., Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50 (Tender 12/1/37) | 5,980 | 6,506 |
| Iowa Fin. Auth., Unity Point Health, Series E, VRDN, 0.03%, 2/15/41 | 6,015 | 6,015 |
| PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26) | 20,435 | 24,155 |
| | | 37,902 |
| **KANSAS 0.5%** | | |
| Kansas DFA, Adventist Health/Sunbelt, Series A, 5.00%, 11/15/32 | 11,400 | 11,683 |
| Kansas DFA, Adventist Health/Sunbelt, Series B, VRDN, 5.00%, 11/15/54 (Tender 11/15/28) | 8,000 | 10,091 |
| Kansas DFA, Adventist Health/Sunbelt, Series B, VRDN, 5.00%, 11/15/54 (Tender 11/15/31) | 2,410 | 3,203 |
| Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/23 | 1,155 | 1,216 |
| Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/25 | 1,000 | 1,115 |

| | | |
|---|---|---|
| Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/26 | 1,045 | 1,189 |
| Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/28 | 2,300 | 2,597 |
| Wichita, Via Christi Health, Series A, 5.25%, 11/15/25 (Prerefunded 11/15/21) (3) | 3,925 | 3,932 |
| | | 35,026 |
| **KENTUCKY 1.4%** | | |
| Ashland, Ashland Medical Center, 5.00%, 2/1/27 | 660 | 790 |
| Ashland, Ashland Medical Center, 5.00%, 2/1/29 | 805 | 1,001 |
| Ashland, Ashland Medical Center, 5.00%, 2/1/30 | 370 | 467 |
| Ashland, Ashland Medical Center, 5.00%, 2/1/31 | 460 | 568 |
| Ashland, Ashland Medical Center, 5.00%, 2/1/32 | 125 | 154 |
| Kentucky Economic DFA, Owensboro Medical Health, Series A, 5.00%, 6/1/27 | 8,625 | 10,343 |
| Kentucky Economic DFA, Owensboro Medical Health, Series A, 5.00%, 6/1/28 | 3,105 | 3,708 |
| Kentucky Economic DFA, Owensboro Medical Health, Series A, 5.00%, 6/1/29 | 5,250 | 6,233 |
| Kentucky Economic DFA, Owensboro Medical Health, Series A, 5.00%, 6/1/31 | 1,000 | 1,177 |
| Kentucky Economic DFA, Owensboro Medical Health, Series A, 5.00%, 6/1/32 | 3,250 | 3,816 |
| Kentucky Public Energy Auth., Series A, VRDN, 4.00%, 4/1/48 (Tender 4/1/24) | 10,000 | 10,755 |
| Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50 (Tender 2/1/28) | 23,350 | 27,120 |
| Louisville & Jefferson County Regional Airport Auth., UPS Worldwide, Series A, VRDN, 0.08%, 1/1/29 (2) | 9,400 | 9,400 |
| Louisville & Jefferson County Regional Airport Auth., UPS Worldwide, Series B, VRDN, 0.04%, 1/1/29 (2) | 18,300 | 18,300 |
| | | 93,832 |
| **LOUISIANA 0.6%** | | |
| Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%, 9/1/27 (Tender 12/1/23) | 5,075 | 5,174 |
| New Orleans Aviation Board, North Terminal Project, Series B, 5.00%, 1/1/29 (2) | 4,400 | 4,969 |
| New Orleans Aviation Board, North Terminal Project, Series B, 5.00%, 1/1/31 (2) | 6,000 | 6,740 |
| Saint Charles Parish PCR, Shell Oil, VRDN, 0.07%, 9/1/23 (2) | 10,200 | 10,200 |
| Saint Charles Parish, Valero Energy, VRDN, 4.00%, 12/1/40 (Tender 6/1/22) | 2,300 | 2,348 |
| Saint John the Baptist Parish, Marathon Oil, VRDN, 2.00%, 6/1/37 (Tender 4/1/23) | 1,900 | 1,932 |

| | | |
|---|---|---|
| Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN, 2.10%, 6/1/37 (Tender 7/1/24) | 3,500 | 3,604 |
| Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 5/15/22 | 3,315 | 3,393 |
| Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 5/15/23 | 1,500 | 1,600 |
| | | 39,960 |
| **MARYLAND 3.1%** | | |
| Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%, 4/1/25 | 700 | 714 |
| Baltimore City, Series C, 5.00%, 7/1/27 | 500 | 547 |
| Baltimore City, Series C, 5.00%, 7/1/28 | 1,165 | 1,274 |
| Baltimore City, Wastewater, Series A, 5.00%, 7/1/34 | 3,570 | 4,283 |
| Baltimore City, Wastewater, Series E, 5.00%, 7/1/26 | 3,030 | 3,320 |
| Baltimore City, Water Project, Series C, 5.00%, 7/1/34 | 2,155 | 2,585 |
| Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/23 | 990 | 1,027 |
| Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/24 | 2,500 | 2,651 |
| Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/25 | 1,500 | 1,654 |
| Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/26 | 2,495 | 2,776 |
| Howard County, Series D, GO, 5.00%, 2/15/31 | 5,480 | 6,792 |
| Maryland DOT, Baltimore, Series B, 5.00%, 8/1/28 (2) | 1,000 | 1,237 |
| Maryland DOT, Baltimore, Series B, 5.00%, 8/1/29 (2) | 1,000 | 1,254 |
| Maryland DOT, Baltimore, Series B, 5.00%, 8/1/30 (2) | 1,000 | 1,271 |
| Maryland DOT, Baltimore, Series B, 5.00%, 8/1/31 (2) | 1,150 | 1,487 |
| Maryland DOT, Baltimore, Series B, 5.00%, 8/1/32 (2) | 1,250 | 1,615 |
| Maryland DOT, Baltimore, Series B, 5.00%, 8/1/33 (2) | 1,150 | 1,478 |
| Maryland DOT, Baltimore, Series B, 5.00%, 8/1/34 (2) | 1,000 | 1,282 |
| Maryland DOT, Baltimore, Series B, 5.00%, 8/1/35 (2) | 1,000 | 1,279 |
| Maryland Economic Dev., Purple Line Light Rail, 5.00%, 3/31/23 (2) | 1,315 | 1,399 |
| Maryland Economic Dev., Purple Line Light Rail, 5.00%, 3/31/25 (2) | 500 | 573 |
| Maryland Economic Dev., Purple Line Light Rail, 5.00%, 9/30/25 (2) | 500 | 583 |
| Maryland Economic Dev., Purple Line Light Rail, 5.00%, 9/30/26 (2) | 3,435 | 3,448 |
| Maryland Economic Dev., Purple Line Light Rail, 5.00%, 3/31/27 (2) | 3,435 | 3,448 |
| Maryland Economic Dev., Purple Line Light Rail, 5.00%, 3/31/28 (2) | 3,435 | 3,448 |
| Maryland Economic Dev., Purple Line Light Rail, 5.00%, 9/30/31 (2) | 970 | 1,143 |
| Maryland Economic Dev., Purple Line Light Rail, Series A, 5.00%, 3/31/24 (2) | 21,440 | 21,518 |
| Maryland Economic Dev., Purple Line Light Rail, Series B, 5.00%, 9/30/26 (2) | 5,685 | 5,706 |

| | | |
|---|---|---|
| Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%, 9/30/29 (2) | 1,665 | 1,975 |
| Maryland Economic Dev., Transportation Fac. Project, Series A, 5.00%, 6/1/26 | 2,135 | 2,517 |
| Maryland Economic Dev., Transportation Fac. Project, Series A, 5.00%, 6/1/27 | 1,040 | 1,255 |
| Maryland Economic Dev., Transportation Fac. Project, Series A, 5.00%, 6/1/28 | 1,000 | 1,232 |
| Maryland HHEFA, 5.00%, 7/1/28 | 2,275 | 2,532 |
| Maryland HHEFA, 5.00%, 7/1/29 | 2,350 | 2,614 |
| Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/29 | 2,000 | 2,438 |
| Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/30 | 2,180 | 2,643 |
| Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/31 | 1,950 | 2,355 |
| Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/25 | 1,000 | 1,030 |
| Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%, 5/15/31 | 2,660 | 3,051 |
| Maryland HHEFA, MedStar Health, 5.00%, 8/15/29 | 10,365 | 11,815 |
| Maryland HHEFA, MedStar Health, 5.00%, 8/15/30 | 2,785 | 3,172 |
| Maryland HHEFA, MedStar Health, 5.00%, 8/15/31 | 1,450 | 1,650 |
| Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26 | 2,500 | 2,712 |
| Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28 | 4,000 | 4,336 |
| Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38 | 2,020 | 2,186 |
| Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/33 | 1,000 | 1,129 |
| Maryland HHEFA, Univ. of Maryland Medical System, Series B-1, VRDN, 5.00%, 7/1/45 (Tender 7/1/25) | 8,705 | 9,884 |
| Maryland HHEFA, Univ. of Maryland Medical System, Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27) | 2,400 | 2,873 |
| Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/27 (Prerefunded 7/1/24) (3) | 3,200 | 3,608 |
| Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/28 (Prerefunded 7/1/24) (3) | 12,180 | 13,734 |
| Maryland Stadium Auth., Construction & Revitalization, 5.00%, 5/1/33 | 4,150 | 5,086 |
| Maryland State Transportation Auth., Series A, 4.00%, 7/1/37 | 1,500 | 1,805 |
| Maryland State Transportation Auth., Series A, 4.00%, 7/1/38 | 500 | 600 |
| Maryland State Transportation Auth., Series A, 4.00%, 7/1/40 | 1,250 | 1,492 |
| Maryland State Transportation Auth., Series A, 5.00%, 7/1/34 | 1,325 | 1,755 |
| Maryland State Transportation Auth., Series A, 5.00%, 7/1/35 | 2,000 | 2,643 |
| Maryland State Transportation Auth., Baltimore/Washington Int'l. Airport, 5.00%, 6/1/30 (2) | 1,000 | 1,242 |
| Montgomery County, Series A, GO, 5.00%, 11/1/25 | 11,060 | 13,016 |
| Montgomery County, Series C, GO, 5.00%, 10/1/24 | 11,460 | 13,006 |
| Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/22 | 520 | 536 |
| Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/23 | 650 | 688 |
| Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27 | 1,465 | 1,612 |
| Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29 | 1,075 | 1,176 |

| | | |
|---|---|---|
| Washington County, Homewood Maryland Obligated Group, 4.00%, 5/1/23 | 1,230 | 1,267 |
| Washington County, Homewood Maryland Obligated Group, 4.00%, 5/1/24 | 750 | 786 |
| Washington County, Homewood Maryland Obligated Group, 4.00%, 5/1/25 | 1,000 | 1,061 |
| Washington County, Homewood Maryland Obligated Group, 4.00%, 5/1/31 | 1,000 | 1,082 |
| Washington County, Homewood Maryland Obligated Group, 4.00%, 5/1/36 | 2,825 | 3,009 |
| | | 212,395 |
| **MASSACHUSETTS 1.9%** | | |
| Massachusetts, GO, 5.00%, 7/1/37 | 5,000 | 6,403 |
| Massachusetts, GO, 5.00%, 7/1/38 | 3,250 | 4,153 |
| Massachusetts, Series B, GO, 5.25%, 9/1/22 (6) | 8,000 | 8,337 |
| Massachusetts, Series C, GO, 5.50%, 12/1/23 (11) | 4,500 | 4,988 |
| Massachusetts Bay Transportation Auth., Series A-1, 4.00%, 7/1/37 | 3,750 | 4,527 |
| Massachusetts Bay Transportation Auth., Series A-1, 4.00%, 7/1/38 | 2,500 | 3,008 |
| Massachusetts Bay Transportation Auth., Series A-1, 4.00%, 7/1/39 | 4,325 | 5,191 |
| Massachusetts Bay Transportation Auth., Series A-1, 4.00%, 7/1/40 | 4,050 | 4,850 |
| Massachusetts Dev. Fin. Agency, Boston Univ.,, Series U-6, VRDN, 0.03%, 10/1/42 | 15,500 | 15,500 |
| Massachusetts Dev. Fin. Agency, Partners Healthcare, Series S-2, VRDN, 5.00%, 7/1/38 (Tender 1/30/25) | 10,000 | 11,446 |
| Massachusetts School Building Auth., Series 2012B, 5.00%, 8/15/27 (Prerefunded 8/15/22) (3) | 6,205 | 6,440 |
| Massachusetts School Building Auth., Series B, 5.00%, 8/15/27 (Prerefunded 8/15/22) (3) | 245 | 254 |
| Massachusetts School Building Auth., One Percent Dedicated Sales Tax, Series A, 5.00%, 8/15/27 (Prerefunded 8/15/22) (3) | 4,850 | 5,034 |
| Massachusetts School Building Auth., One Percent Dedicated Sales Tax, Series B, 5.00%, 8/15/28 (Prerefunded 8/15/22) (3) | 13,100 | 13,597 |
| Massachusetts School Building Auth., One Percent Dedicated Sales Tax, Series B, 5.00%, 8/15/30 (Prerefunded 8/15/22) (3) | 5,260 | 5,459 |
| Massachusetts Transportation Fund Revenue, Series A, 5.00%, 6/1/40 | 11,590 | 15,045 |
| Massachusetts Transportation Fund Revenue, Series A, 5.00%, 6/1/41 | 10,000 | 12,946 |
| | | 127,178 |

**MICHIGAN 3.8%**

| | | |
|---|---|---|
| Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A, 5.00%, 7/1/25 (6) | 605 | 674 |
| Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A, 5.00%, 7/1/26 (6) | 500 | 555 |
| Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A, 5.00%, 7/1/27 (6) | 1,280 | 1,420 |
| Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A, 5.00%, 7/1/28 (6) | 1,000 | 1,109 |
| Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A, 5.00%, 7/1/30 (6) | 1,200 | 1,331 |
| Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%, 7/1/31 | 8,560 | 10,189 |
| Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%, 7/1/32 | 3,500 | 4,162 |
| Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%, 7/1/33 | 14,085 | 16,736 |
| Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%, 7/1/36 | 17,950 | 21,221 |
| Great Lakes Water Auth. Water Supply, Series B, 5.00%, 7/1/46 | 8,000 | 9,346 |
| Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/28 | 9,505 | 11,376 |
| Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/29 | 6,225 | 7,432 |
| Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/30 | 8,115 | 9,663 |
| Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/31 | 5,540 | 6,594 |
| Karegnondi Water Auth., Water Supply Sys., Series A, 5.00%, 11/1/22 | 2,810 | 2,938 |
| Michigan Fin. Auth., Series A-1, 3.00%, 7/20/22 | 10,375 | 10,585 |
| Michigan Fin. Auth., Great Lakes Water Auth., Water Supply, Series C, 5.00%, 7/1/35 | 1,000 | 1,147 |
| Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/28 | 8,890 | 10,655 |
| Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/30 | 11,880 | 14,199 |
| Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/31 | 3,000 | 3,581 |
| Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/32 | 480 | 572 |
| Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/34 | 6,580 | 7,833 |
| Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/41 | 9,695 | 11,436 |
| Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/28 | 2,505 | 2,871 |
| Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/29 | 1,000 | 1,145 |
| Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/30 | 850 | 973 |
| Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/31 | 2,250 | 2,574 |
| Michigan Fin. Auth., Trinity Health Credit Group, 5.00%, 12/1/31 (Prerefunded 6/1/22) (3) | 6,960 | 7,155 |
| Michigan Fin. Auth., Trinity Health Credit Group, 5.50%, 12/1/29 | 5,000 | 5,823 |
| Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%, 12/1/34 | 5,000 | 6,123 |
| Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%, 12/1/35 | 5,750 | 7,030 |

| | | |
|---|---|---|
| Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%, 12/1/37 | 5,000 | 6,101 |
| Michigan State Hosp. Fin. Auth., Trinity Health Credit Group, 5.00%, 12/1/32 | 1,325 | 1,625 |
| Michigan State Hosp. Fin. Auth., Trinity Health Credit Group, 5.00%, 12/1/32 (Prerefunded 12/1/27) (3) | 155 | 192 |
| Michigan State Hosp. Fin. Auth., Trinity Health Credit Group, Series C, 5.00%, 12/1/30 | 1,700 | 2,095 |
| Michigan State Hosp. Fin. Auth., Trinity Health Credit Group, Series C, 5.00%, 12/1/31 | 1,050 | 1,290 |
| Wayne County, Series C, 5.00%, 12/1/37 (1)(2)(6) | 14,615 | 17,455 |
| Wayne County Airport Auth., Series A, 5.00%, 12/1/37 | 2,020 | 2,122 |
| Wayne County Airport Auth., Series B, 5.00%, 12/1/26 (2) | 3,155 | 3,777 |
| Wayne County Airport Auth., Series B, 5.00%, 12/1/27 (2) | 1,810 | 2,210 |
| Wayne County Airport Auth., Series B, 5.00%, 12/1/28 (2) | 800 | 974 |
| Wayne County Airport Auth., Series B, 5.00%, 12/1/29 (2) | 600 | 727 |
| Wayne County Airport Auth., Series B, 5.00%, 12/1/30 (2) | 1,360 | 1,641 |
| Wayne County Airport Auth., Series B, 5.00%, 12/1/31 (2) | 800 | 965 |
| Wayne County Airport Auth., Series B, 5.00%, 12/1/32 (2) | 1,450 | 1,755 |
| Wayne County Airport Auth., Series F, 5.00%, 12/1/26 (2) | 3,850 | 4,484 |
| Wayne County Airport Auth., Series F, 5.00%, 12/1/28 (2) | 8,125 | 9,448 |
| Wayne County Airport Auth., Series F, 5.00%, 12/1/34 (2) | 3,500 | 4,047 |
| Wayne County Airport Auth., Series G, 5.00%, 12/1/33 | 1,485 | 1,735 |
| | | 261,091 |
| **MINNESOTA 0.2%** | | |
| Minneapolis-Saint Paul Metropolitan Airports Commission, Series A, 5.00%, 1/1/27 | 6,500 | 7,137 |
| Minneapolis-Saint Paul Metropolitan Airports Commission, Series A, 5.00%, 1/1/31 | 3,580 | 3,925 |
| | | 11,062 |
| **MISSISSIPPI 0.2%** | | |
| Mississippi Business Fin., Gulf Power, VRDN, 0.07%, 11/1/42 (2) | 10,280 | 10,280 |
| Mississippi Business Fin., Gulf Power, VRDN, 0.08%, 5/1/28 (2) | 2,600 | 2,600 |
| | | 12,880 |
| **MISSOURI 0.3%** | | |
| Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/38 (2) | 6,400 | 7,330 |
| Missouri HEFA, Saint Luke's Health Sys., 5.00%, 11/15/30 | 4,750 | 5,596 |
| Saint Louis Airport, Series B, 5.00%, 7/1/22 (2)(6) | 1,050 | 1,083 |
| Saint Louis Airport, Series B, 5.00%, 7/1/23 (2)(6) | 975 | 1,050 |
| Saint Louis Airport, Series B, 5.00%, 7/1/24 (2)(6) | 1,075 | 1,201 |
| Saint Louis Airport, Series B, 5.00%, 7/1/25 (2)(6) | 2,725 | 3,142 |
| | | 19,402 |

| | | |
|---|---|---|
| **MONTANA 0.1%** | | |
| Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/23 | 835 | 872 |
| Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/24 | 880 | 942 |
| Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/25 | 925 | 1,012 |
| Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/26 | 970 | 1,073 |
| Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/28 | 1,060 | 1,174 |
| Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/31 | 1,250 | 1,371 |
| Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/32 | 445 | 487 |
| | | 6,931 |
| **NEBRASKA 0.9%** | | |
| Central Plains Energy, Nebraska Gas, 5.00%, 9/1/42 | 12,130 | 12,597 |
| Central Plains Energy, Nebraska Gas, 5.25%, 9/1/37 | 4,000 | 4,162 |
| Central Plains Energy, Nebraska Gas, VRDN, 4.00%, 12/1/49 (Tender 8/1/25) | 8,580 | 9,607 |
| Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/27 | 4,000 | 4,821 |
| Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/29 | 4,000 | 4,977 |
| Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/30 | 10,000 | 12,628 |
| Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/31 | 2,000 | 2,565 |
| Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/32 | 5,805 | 7,572 |
| Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/35 | 1,000 | 1,360 |
| | | 60,289 |
| **NEVADA 0.2%** | | |
| Las Vegas Valley Water Dist., Series B, GO, 5.00%, 6/1/26 | 5,545 | 5,698 |
| Truckee Meadows Water Auth., 5.00%, 7/1/32 | 4,000 | 4,735 |
| Truckee Meadows Water Auth., 5.00%, 7/1/34 | 3,965 | 4,686 |
| Truckee Meadows Water Auth., 5.00%, 7/1/35 | 1,195 | 1,410 |
| | | 16,529 |
| **NEW HAMPSHIRE 0.2%** | | |
| National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34 | 11,176 | 13,202 |
| | | 13,202 |
| **NEW JERSEY 2.5%** | | |
| New Jersey Economic Dev. Auth., Continental Airlines, 5.125%, 9/15/23 (2) | 3,365 | 3,499 |
| New Jersey Economic Dev. Auth., Continental Airlines, Series B, 5.625%, 11/15/30 (2) | 2,000 | 2,195 |
| New Jersey Economic Dev. Auth., Crains Mill Project, 5.00%, 1/1/49 | 5,800 | 6,504 |
| New Jersey Economic Dev. Auth., Crane Mill Project, 5.00%, 1/1/34 | 2,025 | 2,303 |
| New Jersey Economic Dev. Auth., Transportation Sys., 5.00%, 11/1/33 | 4,750 | 5,900 |
| New Jersey Economic Dev. Auth., Transportation Sys., 5.00%, 11/1/34 | 4,350 | 5,384 |

| | | |
|---|---|---|
| New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27 (6) | 1,200 | 1,424 |
| New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., Series A, 5.25%, 7/1/28 | 5,000 | 5,412 |
| New Jersey Transportation Trust Fund Auth., Series A, 5.00%, 6/15/32 | 5,275 | 6,808 |
| New Jersey Transportation Trust Fund Auth., Series A, 5.00%, 6/15/33 | 4,000 | 5,144 |
| New Jersey Transportation Trust Fund Auth., Series AA, 5.00%, 6/15/35 (10) | 2,500 | 3,157 |
| New Jersey Transportation Trust Fund Auth., Series AA, 5.00%, 6/15/36 (10) | 2,750 | 3,452 |
| New Jersey Transportation Trust Fund Auth., Series B, 5.00%, 6/15/31 | 5,000 | 6,478 |
| New Jersey Transportation Trust Fund Auth., Series B, 5.00%, 6/15/32 | 3,000 | 3,872 |
| New Jersey Transportation Trust Fund Auth., Series B, 5.00%, 6/15/33 | 3,000 | 3,858 |
| New Jersey Transportation Trust Fund Auth., Series BB, 5.00%, 6/15/29 | 4,800 | 5,982 |
| New Jersey Transportation Trust Fund Auth., Series BB, 5.00%, 6/15/32 | 2,220 | 2,724 |
| New Jersey Transportation Trust Fund Auth., Series BB, 5.00%, 6/15/44 | 5,070 | 6,069 |
| New Jersey Transportation Trust Fund Auth., Highway Reimbursement, 5.00%, 6/15/22 | 5,000 | 5,145 |
| New Jersey Transportation Trust Fund Auth., Transportation Sys., Series A, 5.00%, 12/15/24 | 5,000 | 5,682 |
| New Jersey Transportation Trust Fund Auth., Transportation System, Series A, 5.00%, 12/15/24 | 5,225 | 5,937 |
| New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42 | 5,370 | 6,238 |
| New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27 (Prerefunded 7/1/22) (3) | 810 | 836 |
| New Jersey Turnpike Auth., Series A, 5.00%, 1/1/28 (Prerefunded 7/1/22) (3) | 17,880 | 18,455 |
| New Jersey Turnpike Auth., Series B, 5.00%, 1/1/27 (Prerefunded 1/1/23) (3) | 5,495 | 5,801 |
| New Jersey Turnpike Auth., Series B, 5.00%, 1/1/28 (Prerefunded 1/1/23) (3) | 13,060 | 13,788 |
| New Jersey Turnpike Auth., Series B, 5.00%, 1/1/33 | 5,000 | 6,142 |
| New Jersey Turnpike Auth., Series E, 5.00%, 1/1/25 | 2,000 | 2,280 |
| New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%, 6/1/30 | 8,000 | 9,613 |
| New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%, 6/1/31 | 1,425 | 1,731 |
| Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 6/1/22 | 400 | 410 |

| | | |
|---|---|---|
| Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 6/1/23 | 1,945 | 2,078 |
| Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 6/1/24 | 2,630 | 2,917 |
| | | 167,218 |
| **NEW MEXICO 0.3%** | | |
| Farmington PCR, Public Services of New Mexico, San Juan Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24) | 2,000 | 2,019 |
| Farmington PCR, Public Services of New Mexico, San Juan Project, Series D, VRDN, 1.10%, 6/1/40 (Tender 6/1/23) | 5,750 | 5,786 |
| Farmington PCR, Public Services of New Mexico, San Juan Project, Series F, VRDN, 1.20%, 6/1/40 (Tender 6/1/22) (2) | 1,750 | 1,757 |
| New Mexico Hosp. Equipment Loan Council, Series B, VRDN, 5.00%, 8/1/49 (Tender 8/1/25) | 9,750 | 11,282 |
| | | 20,844 |
| **NEW YORK 14.0%** | | |
| Dormitory Auth. of the State of New York, Series A, 4.00%, 3/15/44 | 15,000 | 17,423 |
| Dormitory Auth. of the State of New York, Memorial Sloan-Kettering Cancer Center, 5.00%, 7/1/30 | 1,250 | 1,531 |
| Dormitory Auth. of the State of New York, Memorial Sloan-Kettering Cancer Center, 5.00%, 7/1/32 | 1,350 | 1,648 |
| Dormitory Auth. of the State of New York, New York Univ., Series A, 5.00%, 7/1/32 | 5,525 | 6,696 |
| Dormitory Auth. of the State of New York, Orange Regional Medical, 5.00%, 12/1/31 (1) | 1,100 | 1,246 |
| Dormitory Auth. of the State of New York, Pace Univ., Series A, 5.00%, 5/1/25 (Prerefunded 5/1/23) (3) | 25 | 27 |
| Dormitory Auth. of the State of New York, Pace Univ., Unrefunded Balance, Series A, 5.00%, 5/1/25 | 975 | 1,034 |
| Dormitory Auth. of the State of New York, Personal Income Tax, Series A, 5.00%, 2/15/28 | 6,300 | 6,945 |
| Dormitory Auth. of the State of New York, Personal Income Tax, Series A, 5.00%, 3/15/33 | 8,490 | 9,667 |
| Dormitory Auth. of the State of New York, Personal Income Tax, Series B, 5.00%, 2/15/26 | 20,000 | 23,647 |
| Dormitory Auth. of the State of New York, Personal Income Tax, Series B, 5.00%, 2/15/32 | 18,985 | 23,170 |
| Dormitory Auth. of the State of New York, Personal Income Tax, Series B, 5.00%, 2/15/35 | 23,225 | 28,292 |
| Dormitory Auth. of the State of New York, Personal Income Tax, Series D, 4.00%, 2/15/40 | 9,680 | 11,274 |
| Dormitory Auth. of the State of New York, Personal Income Tax, Series E, 5.00%, 8/15/33 | 19,285 | 19,354 |
| Dormitory Auth. of the State of New York, Sales Tax, Series A, 5.00%, 3/15/29 | 8,000 | 9,606 |

| | | |
|---|---|---|
| Dormitory Auth. of the State of New York, Sales Tax, Series A, 5.00%, 3/15/34 | 5,000 | 5,956 |
| Dormitory Auth. of the State of New York, Sales Tax, Series A, 5.00%, 3/15/35 | 3,425 | 4,130 |
| Dormitory Auth. of the State of New York, Third Gen. Resolution, 5.00%, 5/15/29 | 5,850 | 6,000 |
| Metropolitan Transportation Auth., Series C, 5.00%, 11/15/22 | 3,380 | 3,541 |
| Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/24 | 6,180 | 6,983 |
| Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35 | 10,000 | 11,628 |
| Metropolitan Transportation Auth., Series D, 5.00%, 11/15/29 | 10,000 | 11,764 |
| Metropolitan Transportation Auth., Series D, 5.00%, 11/15/30 | 5,000 | 5,856 |
| Metropolitan Transportation Auth., Series D-1, BAN, 5.00%, 9/1/22 | 37,560 | 39,017 |
| Metropolitan Transportation Auth., Series E, 5.00%, 11/15/25 (Prerefunded 11/15/22) (3) | 4,000 | 4,201 |
| Metropolitan Transportation Auth., Dedicated Tax Fund, Series A, 5.00%, 11/15/27 | 9,925 | 10,392 |
| Nassau County IDA, Amsterdam at Harborside, 9.00%, 1/1/41 (1) | 680 | 670 |
| Nassau County IDA, Amsterdam at Harborside, VR, 5.00%, 1/1/58 | 1,224 | 1,155 |
| Nassau County Local Economic Assistance, Catholic Health Services of Long Island, 5.00%, 7/1/27 | 1,650 | 1,838 |
| New York City, Series 1, GO, 5.00%, 8/1/25 | 13,000 | 15,136 |
| New York City, Series A-1, GO, 4.00%, 8/1/40 | 17,365 | 20,432 |
| New York City, Series A-1, GO, 4.00%, 8/1/41 | 26,925 | 31,592 |
| New York City, Series A-1, GO, 5.00%, 8/1/29 | 8,500 | 10,911 |
| New York City, Series A-1, GO, 5.00%, 8/1/33 | 1,500 | 1,924 |
| New York City, Series B-1, GO, 5.00%, 12/1/31 | 2,000 | 2,405 |
| New York City, Series B-1, GO, 5.00%, 10/1/35 | 1,785 | 2,168 |
| New York City, Series B-1, GO, 5.00%, 10/1/37 | 3,070 | 3,711 |
| New York City, Series D, GO, 5.00%, 8/1/28 | 9,965 | 10,545 |
| New York City, Series E, GO, 5.00%, 8/1/28 | 6,125 | 6,620 |
| New York City, Series E, GO, 5.00%, 8/1/29 | 2,770 | 2,931 |
| New York City, Series E-3, GO, 5.00%, 8/1/23 | 7,100 | 7,125 |
| New York City, Series F-1, GO, 5.00%, 3/1/28 (Prerefunded 3/1/23) (3) | 9,000 | 9,573 |
| New York City, Series F-1, GO, 5.00%, 3/1/44 | 5,700 | 7,180 |
| New York City, Series I, GO, 5.00%, 3/1/28 | 14,730 | 16,265 |
| New York City IDA, Yankee Stadium Project, 4.00%, 3/1/32 (6) | 5,470 | 6,486 |
| New York City Transitional Fin. Auth., Building Aid, Series S-1, 5.00%, 7/15/25 | 3,000 | 3,101 |
| New York City Transitional Fin. Auth., Building Aid, Series S-1, 5.00%, 7/15/32 | 16,155 | 19,622 |
| New York City Transitional Fin. Auth., Building Aid, Series S-2, 5.00%, 7/15/32 | 7,715 | 9,375 |
| New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/34 | 5,160 | 6,422 |
| New York City Transitional Fin. Auth., Future Tax, Series A, 5.00%, 11/1/27 | 3,290 | 3,290 |

| | | |
|---|---|---|
| New York City Transitional Fin. Auth., Future Tax, Series A, 5.00%, 11/1/31 | 10,000 | 13,032 |
| New York City Transitional Fin. Auth., Future Tax, Series A, 5.00%, 2/1/33 | 9,000 | 10,793 |
| New York City Transitional Fin. Auth., Future Tax, Series A-1, 5.00%, 8/1/24 | 11,500 | 12,959 |
| New York City Transitional Fin. Auth., Future Tax, Series A-2, 5.00%, 8/1/36 | 16,840 | 20,421 |
| New York City Transitional Fin. Auth., Future Tax, Series A-3, 4.00%, 5/1/43 | 5,120 | 5,905 |
| New York City Transitional Fin. Auth., Future Tax, Series B-1, 4.00%, 11/1/39 | 8,500 | 9,984 |
| New York City Transitional Fin. Auth., Future Tax, Series B-1, 5.00%, 8/1/35 | 10,600 | 13,845 |
| New York City Transitional Fin. Auth., Future Tax, Series C, 5.00%, 11/1/27 | 19,480 | 22,463 |
| New York City Transitional Fin. Auth., Future Tax, Series F-1, 5.00%, 5/1/33 | 11,300 | 13,651 |
| New York City Transitional Fin. Auth., Future Tax, Series F-1, 5.00%, 5/1/34 | 3,000 | 3,620 |
| New York City Transitional Fin. Auth., Future Tax, Series F-3, 5.00%, 2/1/31 | 7,450 | 8,742 |
| New York City Water & Sewer System, 5.00%, 6/15/26 | 6,250 | 7,483 |
| New York City Water & Sewer System, 5.00%, 6/15/31 | 5,680 | 6,887 |
| New York City Water & Sewer System, 5.00%, 6/15/37 | 19,000 | 22,912 |
| New York City Water & Sewer System, 5.00%, 6/15/40 | 5,195 | 6,577 |
| New York City Water & Sewer System, Series CC, 4.00%, 6/15/41 | 2,530 | 2,957 |
| New York City Water & Sewer System, Series DD-3A, VRDN, 0.03%, 6/15/43 | 1,175 | 1,175 |
| New York City Water & Sewer System, Series EE, 5.00%, 6/15/29 | 7,490 | 7,713 |
| New York City Water & Sewer System, Series EE, 5.00%, 6/15/31 | 13,070 | 13,458 |
| New York City Water & Sewer System, Series FF, 5.00%, 6/15/28 | 6,945 | 7,152 |
| New York State Thruway Auth., Personal Income Tax, Series A, 5.00%, 3/15/25 | 1,000 | 1,064 |
| New York State Thruway Auth., Personal Income Tax, Series A, 5.00%, 3/15/27 | 2,830 | 3,010 |
| New York State Urban Dev., Series E, 4.00%, 3/15/43 | 8,335 | 9,577 |
| New York State Urban Dev., Bidding Group, Series A, 4.00%, 3/15/38 | 10,000 | 11,863 |
| New York State Urban Dev., Personal Income Tax, Series A, 4.00%, 3/15/45 | 12,000 | 13,903 |
| New York State Urban Dev., Personal Income Tax, Series A, 5.00%, 3/15/23 | 10,725 | 11,421 |
| New York State Urban Dev., Personal Income Tax, Series A, 5.00%, 3/15/24 | 6,325 | 7,022 |
| New York State Urban Dev., Personal Income Tax, Series A, 5.00%, 3/15/41 | 5,250 | 6,597 |

| | | |
|---|---|---|
| New York State Urban Dev., Personal Income Tax, Series C, 5.00%, 3/15/28 | 14,775 | 15,723 |
| New York State Urban Dev., Personal Income Tax, Series C-2, 5.00%, 3/15/33 | 18,775 | 22,894 |
| New York Transportation Dev., American Airlines, 5.00%, 8/1/26 (2) | 7,935 | 7,951 |
| New York Transportation Dev., American Airlines, 5.00%, 8/1/31 (2) | 4,980 | 4,990 |
| New York Transportation Dev., Delta Airlines, 5.00%, 1/1/26 (2) | 5,165 | 5,981 |
| New York Transportation Dev., Delta Airlines, 5.00%, 1/1/31 (2) | 5,535 | 6,599 |
| New York Transportation Dev., Terminal 4 JFK Int'l. Airport, Series A, 5.00%, 12/1/23 (2) | 1,575 | 1,711 |
| New York Transportation Dev., Terminal 4 JFK Int'l. Airport, Series A, 5.00%, 12/1/24 (2) | 1,250 | 1,404 |
| New York Transportation Dev., Terminal 4 JFK Int'l. Airport, Series A, 5.00%, 12/1/25 (2) | 850 | 979 |
| New York Transportation Dev., Terminal 4 JFK Int'l. Airport, Series A, 5.00%, 12/1/28 (2) | 1,450 | 1,770 |
| New York Transportation Dev., Terminal 4 JFK Int'l. Airport, Series A, 5.00%, 12/1/29 (2) | 1,000 | 1,240 |
| New York Transportation Dev., Terminal One Group, 5.00%, 1/1/22 (2) | 2,245 | 2,261 |
| New York Transportation Dev., Terminal One Group, 5.00%, 1/1/23 (2) | 1,845 | 1,935 |
| Port Auth. of New York & New Jersey, Series 186, 5.00%, 10/15/22 (2) | 7,175 | 7,496 |
| Port Auth. of New York & New Jersey, Series 186, 5.00%, 10/15/23 (2) | 5,000 | 5,440 |
| Port Auth. of New York & New Jersey, Series 186, 5.00%, 10/15/28 (2) | 5,410 | 6,047 |
| Port Auth. of New York & New Jersey, Series 207, 5.00%, 9/15/26 (2) | 28,545 | 34,063 |
| Port Auth. of New York & New Jersey, Series 222, 5.00%, 7/15/34 | 5,000 | 6,427 |
| Port Auth. of New York & New Jersey, Series 223, 4.00%, 7/15/39 (2) | 5,200 | 6,058 |
| Port Auth. of New York & New Jersey, Series 223, 4.00%, 7/15/40 (2) | 5,100 | 5,929 |
| Port Auth. of New York & New Jersey, Series 223, 4.00%, 7/15/41 (2) | 4,925 | 5,705 |
| Port Auth. of New York & New Jersey, Consolidated Bonds, 4.00%, 9/1/39 (2) | 1,400 | 1,625 |
| Port Auth. of New York & New Jersey, Consolidated Bonds, Series 222, 5.00%, 7/15/32 | 150 | 194 |
| Port Auth. of New York & New Jersey, Consolidated Bonds, Series 222, 5.00%, 7/15/33 | 3,065 | 3,956 |
| Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/26 | 32,550 | 34,130 |

| | | |
|---|---|---|
| Utility Debt Securitization Auth., Series TE, 5.00%, 12/15/29 | 9,190 | 10,084 |
| | | 950,283 |
| **NORTH CAROLINA 1.9%** | | |
| Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/35 | 1,880 | 2,263 |
| Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/36 | 1,875 | 2,250 |
| Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/38 | 2,225 | 2,655 |
| Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/39 | 610 | 726 |
| Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/40 | 2,030 | 2,411 |
| Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/41 | 2,000 | 2,369 |
| Charlotte Water & Sewer, 5.00%, 7/1/24 | 5,000 | 5,622 |
| Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 4.00%, 1/15/35 | 7,200 | 7,984 |
| Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%, 1/15/34 | 3,700 | 4,276 |
| Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%, 1/15/38 | 4,000 | 4,605 |
| Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, Series A, 5.00%, 1/15/28 | 6,210 | 6,273 |
| New Hanover County, Regional Medical Center, 5.00%, 10/1/29 (Prerefunded 10/1/27) (3) | 800 | 983 |
| New Hanover County, Regional Medical Center, 5.00%, 10/1/30 (Prerefunded 10/1/27) (3) | 4,235 | 5,205 |
| North Carolina Capital Fac. Fin. Agency, Wake Forest Univ., 5.00%, 1/1/33 | 5,205 | 6,122 |
| North Carolina Eastern Municipal Power Agency, Series A, 5.00%, 1/1/26 (Prerefunded 7/1/22) (3) | 1,195 | 1,233 |
| North Carolina Eastern Municipal Power Agency, Series B, 6.00%, 1/1/22 (4)(12) | 4,450 | 4,493 |
| North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/22 | 855 | 881 |
| North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/23 | 595 | 631 |
| North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/24 | 705 | 766 |
| North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/25 | 485 | 535 |
| North Carolina Medical Care Commission, Vidant Health, 5.00%, 6/1/30 (Prerefunded 6/1/25) (3) | 2,715 | 3,148 |
| North Carolina Medical Care Commission, Vidant Health, 5.00%, 6/1/31 (Prerefunded 6/1/25) (3) | 7,000 | 8,117 |
| North Carolina Medical Care Commission, Vidant Health, 5.00%, 6/1/32 (Prerefunded 6/1/25) (3) | 2,000 | 2,319 |
| North Carolina Municipal Power Agency No. 1, Catawba Electric, Series A, 5.00%, 1/1/31 | 10,025 | 11,556 |
| North Carolina Municipal Power Agency No. 1, Catawba Electric, Series B, 5.00%, 1/1/29 (Prerefunded 1/1/22) (3) | 1,300 | 1,310 |

| | | |
|---|---|---|
| North Carolina Municipal Power Agency No. 1, Catawba Electric, Series C, 5.00%, 1/1/29 | 3,000 | 3,476 |
| North Carolina Municipal Power Agency No. 1, Catawba Electric, Series C, 5.00%, 1/1/30 (Prerefunded 1/1/26) (3) | 215 | 253 |
| North Carolina Municipal Power Agency No. 1, Catawba Electric, Unrefunded Balance, Series C, 5.00%, 1/1/30 | 9,785 | 11,309 |
| North Carolina Turnpike Auth., 5.00%, 1/1/24 (6) | 700 | 768 |
| North Carolina Turnpike Auth., 5.00%, 1/1/25 | 1,300 | 1,469 |
| North Carolina Turnpike Auth., 5.00%, 1/1/26 (6) | 1,350 | 1,583 |
| North Carolina Turnpike Auth., 5.00%, 1/1/27 (6) | 2,400 | 2,892 |
| North Carolina Turnpike Auth., BAN, 5.00%, 2/1/24 | 15,525 | 17,008 |
| | | 127,491 |
| **OHIO 1.0%** | | |
| Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2, 5.00%, 6/1/55 | 23,850 | 26,763 |
| Cleveland Airport, Series A, 5.00%, 1/1/27 (6) | 1,525 | 1,735 |
| Cleveland Airport, Series A, 5.00%, 1/1/28 (6) | 3,055 | 3,473 |
| Cleveland Airport, Series A, 5.00%, 1/1/30 (6) | 1,650 | 1,875 |
| Cleveland Airport, Series A, 5.00%, 1/1/31 (6) | 1,000 | 1,136 |
| Columbus, Series A, GO, 4.00%, 8/15/27 | 4,625 | 5,211 |
| Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/30 | 1,100 | 1,350 |
| Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/31 | 1,000 | 1,226 |
| Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/32 | 1,600 | 1,961 |
| Hamilton County, Life Enriching Community, 5.00%, 1/1/22 | 365 | 367 |
| Hamilton County, Life Enriching Community, 5.00%, 1/1/23 | 400 | 418 |
| Hamilton County, Life Enriching Community, 5.00%, 1/1/24 | 525 | 568 |
| Hamilton County, Life Enriching Community, 5.00%, 1/1/25 | 800 | 891 |
| Hamilton County, Life Enriching Community, 5.00%, 1/1/26 | 550 | 627 |
| Hamilton County, Life Enriching Community, 5.00%, 1/1/31 | 1,500 | 1,662 |
| Montgomery County, Catholic Health Initiatives, 5.25%, 5/1/29 (Prerefunded 11/12/23) (3) | 1,535 | 1,679 |
| Montgomery County, Catholic Health Initiatives, Unrefunded Balance, 5.25%, 5/1/29 (Prerefunded 11/13/23) (3) | 2,860 | 3,124 |
| Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%, 1/1/31 | 5,480 | 6,755 |
| Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%, 1/1/33 | 2,735 | 3,363 |
| Ohio, Infrastructure Improvement, Series A, GO, 5.00%, 9/1/23 | 7,045 | 7,649 |
| | | 71,833 |
| **OREGON 0.6%** | | |
| Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/23 | 250 | 260 |
| Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/25 | 280 | 304 |
| Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/27 | 305 | 335 |

| | | |
|---|---|---|
| Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/28 | 320 | 349 |
| Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/29 | 335 | 364 |
| Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/30 | 355 | 386 |
| Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/31 | 370 | 401 |
| Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/32 | 390 | 423 |
| Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/33 | 410 | 443 |
| Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%, 8/15/25 | 500 | 582 |
| Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%, 8/15/26 | 450 | 539 |
| Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%, 8/15/27 | 500 | 612 |
| Oregon, GO, 4.00%, 5/1/38 | 2,575 | 3,115 |
| Oregon, GO, 4.00%, 5/1/39 | 1,870 | 2,257 |
| Oregon, Series D, GO, 4.00%, 6/1/38 | 1,835 | 2,223 |
| Oregon, Series D, GO, 4.00%, 6/1/39 | 1,820 | 2,199 |
| Oregon, Series E, GO, 5.00%, 6/1/34 | 1,000 | 1,322 |
| Oregon, Series E, GO, 5.00%, 6/1/35 | 850 | 1,121 |
| Oregon, Series E, GO, 5.00%, 6/1/36 | 1,000 | 1,315 |
| Oregon, Series E, GO, 5.00%, 6/1/37 | 1,420 | 1,862 |
| Oregon, Series E, GO, 5.00%, 6/1/38 | 1,750 | 2,289 |
| Oregon, Series E, GO, 5.00%, 6/1/39 | 5,245 | 6,845 |
| Oregon, Series E, GO, 5.00%, 6/1/40 | 1,500 | 1,953 |
| Port of Portland Airport, Series 24-B, 5.00%, 7/1/30 (2) | 3,185 | 3,771 |
| Port of Portland Airport, Series 24-B, 5.00%, 7/1/31 (2) | 1,685 | 1,989 |
| Port of Portland Airport, Series 24-B, 5.00%, 7/1/32 (2) | 1,135 | 1,340 |
| | | 38,599 |
| **PENNSYLVANIA 1.0%** | | |
| Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%, 5/1/27 (10) | 550 | 642 |
| Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%, 5/1/28 (10) | 600 | 713 |
| Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%, 5/1/29 (10) | 600 | 724 |
| Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%, 5/1/30 (10) | 650 | 794 |
| Allentown Neighborhood Improvement Zone Dev. Auth., City Center, 5.00%, 5/1/23 (1) | 1,050 | 1,107 |
| Allentown Neighborhood Improvement Zone Dev. Auth., City Center, 5.00%, 5/1/28 (1) | 2,250 | 2,660 |

| | | |
|---|---|---|
| Allentown Neighborhood Improvement Zone Dev. Auth., City Center, 5.00%, 5/1/33 (1) | 1,500 | 1,751 |
| Chester County IDA, Longwood, 4.00%, 12/1/37 | 1,175 | 1,403 |
| Chester County IDA, Longwood, 4.00%, 12/1/39 | 2,880 | 3,416 |
| Chester County IDA, Longwood, 4.00%, 12/1/40 | 2,250 | 2,661 |
| Chester County IDA, Longwood, 4.00%, 12/1/41 | 2,500 | 2,948 |
| Commonwealth Fin. Auth., Tobacco Master Settlement Payment, 5.00%, 6/1/25 | 1,655 | 1,907 |
| Commonwealth Fin. Auth., Tobacco Master Settlement Payment, 5.00%, 6/1/26 | 2,000 | 2,373 |
| Commonwealth Fin. Auth., Tobacco Master Settlement Payment, 5.00%, 6/1/27 | 2,000 | 2,432 |
| Cumberland County Municipal Auth., Asbury Obligated Group, 4.50%, 1/1/36 (1) | 4,005 | 4,212 |
| Cumberland County Municipal Auth., Asbury Obligated Group, 5.00%, 1/1/22 (4) | 170 | 171 |
| Philadelphia Airport, Series C, 5.00%, 7/1/28 (2) | 13,000 | 16,021 |
| State Public School Building Auth., Philadelphia School Dist., Series A, 5.00%, 6/1/31 (6) | 9,160 | 10,970 |
| State Public School Building Auth., Philadelphia School Dist., Series A, 5.00%, 6/1/32 (6) | 10,000 | 11,966 |
| | | 68,871 |
| **PUERTO RICO 3.2%** | | |
| Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A, 5.00%, 7/1/33 | 3,885 | 4,004 |
| Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A, 5.00%, 7/1/47 (1) | 5,000 | 5,828 |
| Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A, 5.125%, 7/1/37 | 3,565 | 3,677 |
| Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A, 5.25%, 7/1/42 | 4,115 | 4,248 |
| Puerto Rico Commonwealth, Public Improvement, Series A-PSA, GO, 5.00%, 7/1/41 (9)(13) | 30,830 | 27,400 |
| Puerto Rico Commonwealth, Public Improvement, Series A-PSA, GO, 5.125%, 7/1/37 (9)(13) | 7,955 | 7,279 |
| Puerto Rico Commonwealth, Public Improvement, Series A-PSA, GO, 5.375%, 7/1/33 (9)(13) | 3,090 | 3,028 |
| Puerto Rico Commonwealth, Public Improvement, Series A-PSA, GO, 5.75%, 7/1/28 (9)(13) | 8,165 | 7,644 |
| Puerto Rico Commonwealth, Public Improvement, Series A-PSA, GO, 8.00%, 7/1/35 (9)(13) | 3,000 | 2,640 |
| Puerto Rico Commonwealth, Public Improvement, Series B-PSA, GO, 5.75%, 7/1/38 (9)(13) | 6,000 | 5,813 |
| Puerto Rico Commonwealth, Public Improvement, Series B-PSA, GO, 6.50%, 7/1/37 (9)(13) | 1,865 | 1,872 |

| | | |
|---|---|---|
| Puerto Rico Commonwealth, Public Improvement, Series C-PSA, GO, 5.90%, 7/1/28 (9)(13) | 3,020 | 2,880 |
| Puerto Rico Commonwealth, Public Improvement, Series E-PSA, GO, 5.625%, 7/1/32 (9)(13) | 3,660 | 3,578 |
| Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (9)(13) | 130 | 127 |
| Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%, 7/1/27 (9)(13) | 170 | 166 |
| Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%, 7/1/28 (9)(13) | 500 | 491 |
| Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/20 (9)(13) | 630 | 615 |
| Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/24 (9)(13) | 2,380 | 2,326 |
| Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/25 (9)(13) | 830 | 811 |
| Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/26 (9)(13) | 985 | 963 |
| Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/27 (9)(13) | 130 | 127 |
| Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%, 7/1/28 (9)(13) | 70 | 68 |
| Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%, 7/1/33 (9)(13) | 6,525 | 6,403 |
| Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%, 7/1/18 (9)(13) | 535 | 520 |
| Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%, 7/1/27 (9)(13) | 215 | 211 |
| Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%, 7/1/40 (9)(13) | 610 | 599 |
| Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%, 7/1/36 (9)(13) | 480 | 474 |
| Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%, 7/1/17 (9)(13) | 150 | 140 |
| Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%, 7/1/17 (9)(13) | 265 | 256 |
| Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%, 7/1/28 (9)(13) | 190 | 186 |
| Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%, 7/1/19 (9)(13) | 1,890 | 1,838 |
| Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%, 7/1/23 (9)(13) | 530 | 520 |
| Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%, 7/1/24 (9)(13) | 225 | 221 |
| Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%, 7/1/34 | 20,221 | 22,053 |
| Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%, 7/1/58 | 30,723 | 34,685 |

| | | |
|---|---|---|
| Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/31 | 9,647 | 7,662 |
| Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/33 | 34,049 | 25,189 |
| Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/46 | 35,000 | 11,366 |
| Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%, 7/1/40 | 16,370 | 17,966 |
| | | 215,874 |
| **RHODE ISLAND 0.2%** | | |
| Central Falls Detention Fac., 7.25%, 7/15/35 (7)(9) | 980 | 176 |
| Rhode Island Health & Ed. Building, Care New England, Series A, 5.00%, 9/1/22 (4) | 2,705 | 2,814 |
| Rhode Island Health & Ed. Building, Care New England, Series A, 5.00%, 9/1/23 (4) | 1,000 | 1,087 |
| Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/22 | 1,950 | 2,011 |
| Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/23 | 1,950 | 2,080 |
| Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/24 | 5,025 | 5,528 |
| Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/25 | 1,425 | 1,608 |
| Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/26 | 1,630 | 1,880 |
| | | 17,184 |
| **SOUTH CAROLINA 1.2%** | | |
| Lexington County Health Services Dist., Lexington Medical Center, 5.00%, 11/1/27 | 2,595 | 3,178 |
| Lexington County Health Services Dist., Lexington Medical Center, 5.00%, 11/1/29 | 3,010 | 3,656 |
| Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%, 10/1/48 (Tender 2/1/24) | 21,000 | 22,552 |
| South Carolina Jobs-Economic Dev. Auth., Bon Secours Health Sys., 5.00%, 11/1/26 (Prerefunded 11/1/22) (3) | 1,000 | 1,048 |
| South Carolina Jobs-Economic Dev. Auth., Bon Secours Health Sys., 5.00%, 11/1/29 (Prerefunded 11/1/22) (3) | 9,360 | 9,806 |
| South Carolina Jobs-Economic Dev. Auth., Prisma Health Obligation Group, Series A, 5.00%, 5/1/32 | 7,075 | 8,618 |
| South Carolina Jobs-Economic Dev. Auth., Prisma Health Obligation Group, Series A, 5.00%, 5/1/34 | 8,370 | 10,158 |
| South Carolina Jobs-Economic Dev. Auth., Prisma Health Obligation Group, Series A, 5.00%, 5/1/43 | 4,440 | 5,316 |
| South Carolina Public Service Auth., Series A, 4.00%, 12/1/37 | 2,000 | 2,347 |
| South Carolina Public Service Auth., Series B, 5.00%, 12/1/40 | 5,750 | 7,362 |

| | | |
|---|---|---|
| South Carolina Public Service Auth., Series B, 5.00%, 12/1/43 | 7,875 | 9,986 |
| | | 84,027 |
| **SOUTH DAKOTA 0.1%** | | |
| South Dakota HEFA, Sanford Health Group, Series B, 5.00%, 11/1/34 | 4,300 | 4,856 |
| | | 4,856 |
| **TENNESSEE 2.3%** | | |
| Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/25 | 1,300 | 1,481 |
| Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/26 | 1,000 | 1,135 |
| Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/27 | 1,050 | 1,185 |
| Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/28 | 1,000 | 1,123 |
| Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/29 | 1,000 | 1,118 |
| Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/25 | 2,500 | 2,689 |
| Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/30 | 2,735 | 3,366 |
| Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/31 | 5,560 | 5,977 |
| Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/32 | 4,000 | 4,299 |
| Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/33 | 8,410 | 9,032 |
| Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/34 | 4,550 | 4,884 |
| Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/37 | 10,325 | 12,506 |
| Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, Series 2018A, 5.00%, 7/1/36 | 2,255 | 2,737 |
| Memphis-Shelby County Airport Auth., Series A, 5.00%, 7/1/45 (2) | 12,235 | 15,099 |
| Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/22 (2) | 2,250 | 2,320 |
| Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/23 (2) | 3,155 | 3,399 |
| Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/24 (2) | 670 | 748 |
| Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/25 (2) | 2,350 | 2,710 |
| Metropolitan Gov't. of Nashville & Davidson County, Series C, GO, 5.00%, 7/1/32 (Prerefunded 7/1/25) (3) | 8,000 | 9,299 |
| Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/30 | 2,250 | 2,671 |
| Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35 | 2,000 | 2,360 |

| | | |
|---|---|---|
| Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40 | 6,580 | 7,731 |
| Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46 | 5,000 | 5,836 |
| Tennergy, Series A, VRDN, 5.00%, 2/1/50 (Tender 10/1/24) | 10,000 | 11,240 |
| Tennessee, Series B, GO, 5.00%, 8/1/30 | 6,860 | 8,177 |
| Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24 | 12,910 | 14,571 |
| Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26 | 4,945 | 5,843 |
| Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52 (Tender 11/1/31) | 13,040 | 16,826 |
| | | 160,362 |
| **TEXAS 10.7%** | | |
| Arlington Special Tax Revenue, Senior Lien, Series A, 5.00%, 2/15/35 (6) | 2,500 | 3,037 |
| Austin Airport, North Terminal Project, Series 2019B, 5.00%, 11/15/33 (2) | 2,000 | 2,498 |
| Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/25 (2) | 650 | 758 |
| Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/26 (2) | 1,100 | 1,315 |
| Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/29 (2) | 1,200 | 1,426 |
| Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/31 (2) | 1,550 | 1,840 |
| Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/32 (2) | 1,700 | 2,130 |
| Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/33 (2) | 1,130 | 1,338 |
| Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/36 (2) | 1,000 | 1,239 |
| Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/37 (2) | 2,680 | 3,312 |
| Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/23 | 2,450 | 2,548 |
| Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/24 | 1,030 | 1,104 |
| Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/25 | 700 | 770 |
| Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/26 | 1,790 | 2,009 |
| Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/30 | 2,455 | 2,764 |
| Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/31 | 1,800 | 2,020 |
| Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/33 | 2,450 | 2,733 |

| | | |
|---|---|---|
| Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/34 | 1,000 | 1,112 |
| Austin Convention Enterprises, Convention Center, 2nd Tier, Series B, 5.00%, 1/1/22 | 1,650 | 1,657 |
| Austin Convention Enterprises, Convention Center, 2nd Tier, Series B, 5.00%, 1/1/23 | 1,000 | 1,030 |
| Austin Convention Enterprises, Convention Center, 2nd Tier, Series B, 5.00%, 1/1/24 | 500 | 527 |
| Austin Water & Wastewater Sys. Revenue, 5.00%, 11/15/30 | 5,340 | 6,435 |
| Central Texas Regional Mobility Auth., 5.00%, 1/1/22 | 845 | 851 |
| Central Texas Regional Mobility Auth., 5.00%, 1/1/23 | 1,050 | 1,105 |
| Central Texas Regional Mobility Auth., 5.00%, 1/1/32 | 6,475 | 7,812 |
| Central Texas Regional Mobility Auth., 5.00%, 1/1/33 | 3,970 | 4,790 |
| Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/23 | 475 | 501 |
| Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/33 (Prerefunded 1/1/23) (3) | 2,600 | 2,742 |
| Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/45 | 4,750 | 5,776 |
| Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/37 | 1,640 | 1,900 |
| Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/38 | 3,750 | 4,374 |
| Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/39 | 7,105 | 8,266 |
| Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/34 | 900 | 1,045 |
| Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/36 | 1,250 | 1,442 |
| Central Texas Regional Mobility Auth., Series E, 5.00%, 1/1/32 | 1,200 | 1,514 |
| Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.75%, 8/15/33 | 10,000 | 11,495 |
| Cypress-Fairbanks Independent School Dist., GO, 5.00%, 2/15/29 | 3,840 | 4,388 |
| Cypress-Fairbanks Independent School Dist., Series A, GO, 4.00%, 2/15/37 | 675 | 814 |
| Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/32 | 5,000 | 5,858 |
| Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/33 | 1,825 | 2,136 |
| Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/24 | 1,025 | 1,164 |
| Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/25 | 910 | 1,067 |
| Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/26 | 1,500 | 1,810 |
| Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/29 (2) | 6,000 | 6,551 |
| Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/29 | 5,985 | 6,263 |
| Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/27 | 1,310 | 1,439 |
| Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/28 | 2,000 | 2,196 |
| Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/29 | 1,300 | 1,425 |
| Dallas/Fort Worth Int'l. Airport, Series F, 5.25%, 11/1/28 | 1,850 | 2,031 |
| Dallas/Fort Worth Int'l. Airport Fac. Improvement., UPS, VRDN, 0.09%, 5/1/32 (2) | 3,320 | 3,320 |
| Decatur Hosp. Auth., Wise Regional Health, Series A, 5.00%, 9/1/22 | 450 | 466 |
| Decatur Hosp. Auth., Wise Regional Health, Series A, 5.00%, 9/1/34 | 1,750 | 1,919 |
| Decatur Hosp. Auth., Wise Regional Health, Series A, 5.25%, 9/1/29 | 1,000 | 1,111 |

| | | |
|---|---|---|
| Grand Parkway Transportation, Grand Parkway Sys., 4.00%, 10/1/45 | 19,285 | 22,135 |
| Grand Parkway Transportation, Tela Supported, Series A, 5.00%, 10/1/34 | 8,495 | 10,512 |
| Gulf Coast Auth., Exxon Mobil Project, Series B, VRDN, 0.05%, 6/1/25 (2) | 4,445 | 4,445 |
| Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/22) | 5,275 | 5,528 |
| Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/24) | 5,500 | 6,240 |
| Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health Sys., Series A, 5.00%, 12/1/24 | 2,170 | 2,471 |
| Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health Sys., Series A, 5.00%, 12/1/30 (Prerefunded 12/1/24) (3) | 3,300 | 3,765 |
| Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series B, VRDN, 0.03%, 12/1/59 | 30,770 | 30,770 |
| Harris County Toll Road Auth., Senior Lien, Series A, 5.00%, 8/15/31 | 3,000 | 3,705 |
| Harris County Toll Road Auth., Senior Lien, Series A, 5.00%, 8/15/32 | 2,550 | 3,144 |
| Harris County, Tax Road, Series A, GO, 5.00%, 10/1/28 | 2,180 | 2,552 |
| Houston Airport, United Airlines, Series B-1, 5.00%, 7/15/35 (2) | 8,350 | 9,158 |
| Houston Airport, United Airlines, Terminal E, 4.75%, 7/1/24 (2) | 7,335 | 7,761 |
| Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29 (2) | 10,200 | 11,050 |
| Houston Combined Utility, Series C, 5.00%, 5/15/27 | 8,950 | 9,977 |
| Houston Combined Utility, Series C, 5.00%, 5/15/28 | 6,655 | 7,409 |
| Houston Combined Utility Sys. Revenue, Series A, 4.00%, 11/15/33 | 1,200 | 1,474 |
| Houston Combined Utility Sys. Revenue, Series A, 4.00%, 11/15/34 | 1,225 | 1,500 |
| Houston Combined Utility Sys. Revenue, Series A, 4.00%, 11/15/35 | 1,610 | 1,968 |
| Houston Independent School Dist., GO, 5.00%, 2/15/31 | 3,710 | 4,486 |
| Houston Independent School Dist., Series A, GO, 5.00%, 2/15/31 | 3,275 | 3,843 |
| Houston Independent School Dist., Series A, GO, 5.00%, 2/15/32 | 6,500 | 7,620 |
| Houston, Public Improvement, Series A, GO, 5.00%, 3/1/25 | 2,485 | 2,751 |
| Houston, Public Improvement, Series A, GO, 5.00%, 3/1/27 (Prerefunded 3/1/24) (3) | 6,000 | 6,652 |
| Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/31 | 750 | 941 |
| Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/32 | 1,000 | 1,259 |
| Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/33 | 1,100 | 1,384 |
| Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/34 | 1,000 | 1,254 |

| | | |
|---|---|---|
| Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/35 | 1,100 | 1,415 |
| Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/37 | 1,335 | 1,709 |
| Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/39 | 1,400 | 1,787 |
| Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/40 | 1,500 | 1,909 |
| Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/41 | 4,250 | 5,287 |
| Lower Colorado River Auth., LCRA Transmission Services Project, Series A, 5.00%, 5/15/26 | 2,890 | 3,099 |
| Lower Colorado River Auth., LCRA Transmission Services Project, Series A, 5.00%, 5/15/28 | 9,800 | 10,507 |
| Lower Colorado River Auth., LCRA Transmission Services Project, Series A, 5.00%, 5/15/30 | 13,805 | 14,796 |
| Lower Colorado River Auth., LCRA Transmission Services Project, Series A, 5.00%, 5/15/31 | 10,000 | 10,713 |
| Lower Colorado River Auth., LCRA Transmission Services Project, Series A, 5.00%, 5/15/36 | 6,055 | 6,467 |
| Lower Colorado River Auth., LCRA Transmission Services Project, Series A, 5.00%, 5/15/41 | 1,520 | 1,928 |
| Lower Colorado River Auth., LCRA Transmission Services Project, Series D, 5.00%, 5/15/30 | 4,450 | 5,119 |
| Lower Colorado River Auth., LCRA Transmission Services Project, Series D, 5.00%, 5/15/31 | 4,630 | 5,321 |
| Mission Economic Dev., Natagasoline, Series B, 4.625%, 10/1/31 (1)(2) | 10,700 | 11,252 |
| Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/23 | 250 | 270 |
| Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/24 | 500 | 560 |
| Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/25 | 750 | 866 |
| Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26 | 1,020 | 1,174 |
| Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27 | 2,145 | 2,454 |
| Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29 | 780 | 885 |
| Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30 | 835 | 944 |
| North Texas Tollway Auth., 1st Tier, 5.00%, 1/1/23 (4) | 1,235 | 1,304 |
| North Texas Tollway Auth., 1st Tier, Unrefunded, 5.00%, 1/1/23 | 1,875 | 1,979 |
| North Texas Tollway Auth., 1st Tier, Series 2016A, 5.00%, 1/1/31 | 3,750 | 4,381 |
| North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/22 (4) | 2,195 | 2,212 |
| North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/25 | 2,000 | 2,108 |
| North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/26 | 2,495 | 2,629 |
| North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/27 | 5,525 | 6,064 |
| North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/31 | 1,250 | 1,450 |
| North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/38 | 3,070 | 3,795 |
| North Texas Tollway Auth., 2nd Tier, Series A, 5.00%, 1/1/34 | 13,660 | 15,464 |
| North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/25 | 2,640 | 2,782 |
| North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/26 | 700 | 737 |

| | | |
|---|---|---|
| North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/30 | 6,530 | 7,562 |
| North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/31 | 10,690 | 11,704 |
| North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/32 | 1,815 | 2,153 |
| North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/33 | 3,910 | 4,636 |
| North Texas Tollway Auth., 2nd Tier, Series B, Refunding, 5.00%, 1/1/31 | 2,000 | 2,308 |
| Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy, 1.875%, 1/1/26 (1)(2) | 300 | 299 |
| Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy, 2.00%, 1/1/27 (1)(2) | 550 | 548 |
| Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy, 2.125%, 1/1/28 (1)(2) | 525 | 522 |
| San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/33 | 2,265 | 2,711 |
| San Antonio Independent School Dist., School Building, GO, 5.00%, 8/15/27 | 1,500 | 1,750 |
| San Antonio Independent School Dist., School Building, GO, 5.00%, 8/15/28 | 1,720 | 2,004 |
| San Antonio Independent School Dist., School Building, GO, 5.00%, 8/15/29 | 1,200 | 1,396 |
| San Antonio Independent School Dist., School Building, GO, 5.00%, 8/15/30 | 1,500 | 1,742 |
| Tarrant County College Dist., GO, 5.00%, 8/15/22 | 8,830 | 9,165 |
| Tarrant County College Dist., GO, 5.00%, 8/15/23 | 8,270 | 8,970 |
| Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources, Series A, 5.00%, 2/15/34 | 3,615 | 4,271 |
| Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%, 12/15/26 | 27,810 | 32,163 |
| Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior Lien, Series A, 5.25%, 12/15/25 | 4,460 | 5,251 |
| Texas Municipal Gas Acquisition & Supply I, Senior Lien, Series A, 5.25%, 12/15/22 | 2,435 | 2,570 |
| Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28 | 3,600 | 4,446 |
| Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29 | 4,800 | 6,020 |
| Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30 | 5,600 | 7,120 |
| Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31 | 12,725 | 16,415 |
| Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/32 | 12,990 | 16,978 |
| Texas Private Activity Bond Surface Transportation, Tarrant Expressway, Series A, 5.00%, 12/31/35 | 6,000 | 7,428 |
| Texas Private Activity Bond Surface Transportation, Tarrant Expressway, Series A, 5.00%, 12/31/36 | 3,235 | 3,994 |
| Texas Transportation Commission, 1st Tier, 5.00%, 10/1/23 | 14,000 | 15,269 |
| Texas Transportation Commission, Central Texas Turnpike, Series B, 5.00%, 8/15/32 | 14,785 | 16,501 |
| Texas Transportation Commission, Central Texas Turnpike, Series C, 5.00%, 8/15/31 | 7,415 | 8,291 |
| Texas Transportation Commission, Central Texas Turnpike, Series C, 5.00%, 8/15/32 | 465 | 520 |

| | | |
|---|---|---|
| Texas Transportation Commission, Mobility Fund, GO, 5.00%, 10/1/27 | 6,100 | 6,766 |
| Texas Transportation Commission, Mobility Fund, Series A, GO, 5.00%, 10/1/31 | 12,420 | 15,237 |
| Texas Transportation Commission, Mobility Fund, Series A, GO, 5.00%, 10/1/33 | 8,000 | 9,802 |
| Texas Transportation Commission, Mobility Fund, Series B, GO, 5.00%, 10/1/33 | 19,275 | 23,616 |
| Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/27 | 2,500 | 2,811 |
| Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/28 | 1,600 | 1,797 |
| Univ. of Texas, Board of Regents, Series B, 5.00%, 8/15/28 | 12,080 | 13,596 |
| | | 728,626 |
| **UTAH 1.4%** | | |
| Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32 (2) | 3,925 | 4,691 |
| Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31 (2) | 3,500 | 4,256 |
| Salt Lake City Airport, Series 2021A, 5.00%, 7/1/35 (2) | 11,070 | 14,126 |
| Salt Lake City Airport, Series 2021A, 5.00%, 7/1/36 (2) | 10,045 | 12,778 |
| Salt Lake City Airport, Series A, 5.00%, 7/1/30 (2) | 2,200 | 2,634 |
| Salt Lake City Airport, Series A, 5.00%, 7/1/31 (2) | 2,560 | 3,061 |
| Salt Lake City Airport, Series A, 5.00%, 7/1/32 (2) | 1,825 | 2,220 |
| Salt Lake City Airport, Series A, 5.00%, 7/1/33 (2) | 5,050 | 6,140 |
| Salt Lake City Airport, Series A, 5.00%, 7/1/34 (2) | 4,155 | 5,313 |
| Salt Lake City Airport, Series A, 5.00%, 7/1/35 (2) | 3,500 | 4,243 |
| Salt Lake City Airport, Series A, 5.00%, 7/1/36 (2) | 6,000 | 7,266 |
| Salt Lake City Airport, Series A, 5.00%, 7/1/42 (2) | 6,695 | 7,940 |
| Salt Lake City Airport, Series A, 5.00%, 7/1/43 (2) | 7,750 | 9,294 |
| Utah Transit Auth., Sales Tax, 5.00%, 6/15/25 (Prerefunded 6/15/22) (3) | 2,250 | 2,317 |
| Utah Transit Auth., Sales Tax, 5.00%, 6/15/28 (Prerefunded 6/15/22) (3) | 3,850 | 3,965 |
| Vineyard Redev. Agency, 4.00%, 5/1/32 (6) | 135 | 161 |
| Vineyard Redev. Agency, 4.00%, 5/1/34 (6) | 300 | 356 |
| Vineyard Redev. Agency, 4.00%, 5/1/36 (6) | 250 | 296 |
| Vineyard Redev. Agency, 4.00%, 5/1/38 (6) | 270 | 318 |
| Vineyard Redev. Agency, 4.00%, 5/1/39 (6) | 225 | 264 |
| Vineyard Redev. Agency, 4.00%, 5/1/40 (6) | 320 | 375 |
| Vineyard Redev. Agency, 5.00%, 5/1/29 (6) | 385 | 484 |
| Vineyard Redev. Agency, 5.00%, 5/1/30 (6) | 215 | 275 |
| Vineyard Redev. Agency, 5.00%, 5/1/31 (6) | 235 | 304 |
| | | 93,077 |
| **VIRGINIA 4.0%** | | |
| Arlington County, Series A, GO, 5.00%, 8/1/23 (Prerefunded 8/1/22) (3) | 6,100 | 6,321 |
| Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32 | 555 | 712 |
| Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/33 | 1,265 | 1,619 |

| | | |
|---|---|---|
| Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34 | 2,405 | 3,071 |
| Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35 | 500 | 637 |
| Botetourt County, Residential Care Fac., Glebe, Series A, 4.75%, 7/1/23 | 1,010 | 1,054 |
| Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station, 5.00%, 8/1/30 | 1,400 | 1,824 |
| Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station, 5.00%, 8/1/31 | 1,450 | 1,901 |
| Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station, 5.00%, 8/1/32 | 2,200 | 2,874 |
| Fairfax County IDA, Inova Health, Series B, 5.00%, 5/15/26 | 3,950 | 4,708 |
| Fairfax County IDA, Inova Health, Series D, 5.00%, 5/15/28 | 15,250 | 15,632 |
| Fairfax County Redev. & Housing Auth., Wedgewood Affordable Housing, 5.00%, 10/1/34 | 3,715 | 4,585 |
| Fredericksburg Economic Dev. Auth., Mary Washington Healthcare, 5.00%, 6/15/30 | 1,645 | 1,816 |
| Fredericksburg Economic Dev. Auth., Mary Washington Healthcare, 5.00%, 6/15/31 | 1,000 | 1,104 |
| Fredericksburg Economic Dev. Auth., Medicorp Health, 5.25%, 6/15/22 | 3,415 | 3,518 |
| Greater Richmond Convention Center Auth., Hotel Tax, 5.00%, 6/15/27 (Prerefunded 6/15/25) (3) | 3,125 | 3,634 |
| Greater Richmond Convention Center Auth., Hotel Tax, 5.00%, 6/15/28 (Prerefunded 6/15/25) (3) | 3,160 | 3,675 |
| Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%, 8/1/27 (Prerefunded 8/1/26) (3) | 1,190 | 1,432 |
| Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%, 7/1/29 (Prerefunded 7/1/24) (3) | 3,890 | 4,366 |
| Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%, 8/1/30 (Prerefunded 8/1/26) (3) | 3,635 | 4,374 |
| Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%, 8/1/31 (Prerefunded 8/1/26) (3) | 5,700 | 6,858 |
| Hampton Roads Sanitation Dist., Wastewater, Unrefunded Balance, Series A, 5.00%, 8/1/27 | 2,280 | 2,746 |
| Hampton Roads Transportation Accountability Commission, Series A, BAN, 5.00%, 7/1/22 | 15,550 | 16,047 |
| Norfolk Economic Dev. Auth., Bon Secours Health, 5.00%, 11/1/28 (Prerefunded 11/1/22) (3) | 5,000 | 5,239 |
| Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN, 5.00%, 11/1/48 (Tender 11/1/28) | 3,795 | 4,766 |
| Upper Occoquan Sewage Auth., 5.00%, 7/1/26 (Prerefunded 7/1/25) (3) | 7,925 | 9,228 |
| Upper Occoquan Sewage Auth., 5.00%, 7/1/29 (Prerefunded 7/1/25) (3) | 13,000 | 15,137 |
| Virginia College Building Auth., Series A, 5.00%, 9/1/29 | 4,825 | 5,752 |
| Virginia College Building Auth., Series A, 5.00%, 9/1/29 (Prerefunded 9/1/26) (3) | 175 | 210 |

| | | |
|---|---|---|
| Virginia College Building Auth., Public Higher Ed. Fin., Series A, 5.00%, 2/1/30 (Prerefunded 2/1/25) (3) | 13,800 | 15,845 |
| Virginia Commonwealth Transportation Board, Series A, 5.00%, 5/15/25 | 5,500 | 6,367 |
| Virginia Commonwealth Transportation Board, Series A, 5.00%, 5/15/30 | 7,900 | 9,760 |
| Virginia Commonwealth Transportation Board, Series A, 5.00%, 5/15/32 | 7,075 | 8,715 |
| Virginia Commonwealth Transportation Board, Federal Highway Transportation, 5.00%, 9/15/30 | 5,000 | 6,001 |
| Virginia Commonwealth Transportation Board, Federal Highway Transportation, Series A, GAN, 5.00%, 9/15/24 (Prerefunded 3/15/22) (3) | 2,175 | 2,214 |
| Virginia Commonwealth Transportation Board, Federal Highway Transportation, Series A, GAN, 5.00%, 9/15/27 (Prerefunded 3/15/22) (3) | 5,000 | 5,089 |
| Virginia Commonwealth Transportation Board, Garvee, GAN, 5.00%, 3/15/25 | 3,950 | 4,547 |
| Virginia Commonwealth Transportation Board, Garvee, GAN, 5.00%, 3/15/31 | 8,540 | 10,484 |
| Virginia Commonwealth Transportation Board, Garvee, GAN, 5.00%, 9/15/31 | 6,725 | 8,244 |
| Virginia Public Building Auth., Series B, 5.00%, 8/1/23 | 3,025 | 3,276 |
| Virginia Small Business Fin. Auth., Elizabeth River Crossings, 5.25%, 1/1/32 (2) | 3,850 | 3,964 |
| Virginia Small Business Fin. Auth., Elizabeth River Crossings, 5.50%, 1/1/42 (2) | 11,315 | 11,664 |
| Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%, 1/1/44 (2) | 1,905 | 1,918 |
| Virginia Small Business Fin. Auth., I-95 Express Lanes, Series 2012, 5.00%, 7/1/34 (2) | 1,500 | 1,511 |
| Virginia Small Business Fin. Auth., I-95 Express Lanes, Series 2017, 5.00%, 7/1/34 (2) | 29,100 | 29,313 |
| Winchester Economic Dev. Auth., Valley Health Sys., 5.00%, 1/1/30 | 250 | 288 |
| Winchester Economic Dev. Auth., Valley Health Sys., 5.00%, 1/1/31 | 2,275 | 2,621 |
| Winchester Economic Dev. Auth., Valley Health Sys., 5.00%, 1/1/33 | 3,000 | 3,452 |
| Winchester Economic Dev. Auth., Valley Health Sys., Series A, 5.00%, 1/1/27 (Prerefunded 1/1/24) (3) | 750 | 824 |
| Winchester Economic Dev. Auth., Valley Health Sys., Series A, 5.00%, 1/1/28 (Prerefunded 1/1/24) (3) | 450 | 495 |
| Winchester Economic Dev. Auth., Valley Health Sys., Series A, 5.00%, 1/1/29 (Prerefunded 1/1/24) (3) | 945 | 1,038 |
| | | 272,470 |

**WASHINGTON 3.8%**

| | | |
|---|---|---|
| Central Puget Sound Regional Transit Auth., Series S-1, 4.00%, 11/1/40 (10) | 12,500 | 15,098 |
| Central Puget Sound Regional Transit Auth., Series S-1, 4.00%, 11/1/41 (10) | 5,345 | 6,416 |
| Central Puget Sound Regional Transit Auth., Series S-1, 5.00%, 11/1/31 (Prerefunded 11/1/25) (3) | 18,605 | 21,896 |
| Central Puget Sound Regional Transit Auth., Series S-1, 5.00%, 11/1/32 (Prerefunded 11/1/25) (3) | 6,480 | 7,626 |
| Energy Northwest, Columbia Generating Station, 4.00%, 7/1/42 | 5,000 | 5,939 |
| Energy Northwest, Columbia Generating Station, 5.00%, 7/1/41 | 30,000 | 38,786 |
| Energy Northwest, Columbia Generating Station, Series A, 5.00%, 7/1/30 | 2,640 | 3,054 |
| Energy Northwest, Columbia Generating Station, Series A, 5.00%, 7/1/34 | 4,850 | 5,877 |
| Energy Northwest, Project 3, Series A, 4.00%, 7/1/42 | 3,000 | 3,564 |
| Port of Seattle, Series A, 5.00%, 8/1/31 | 3,500 | 3,621 |
| Port of Seattle, Series B, 5.00%, 10/1/25 (2) | 4,845 | 5,638 |
| Port of Seattle, Series B, 5.00%, 3/1/32 | 2,000 | 2,236 |
| Washington, Series C, GO, 5.00%, 2/1/46 | 6,530 | 8,307 |
| Washington, Series F, GO, 5.00%, 6/1/46 | 11,305 | 14,482 |
| Washington, Series R-2021A, GO, 5.00%, 6/1/33 | 2,150 | 2,785 |
| Washington Health Care Fac. Auth., Commonspirit Health, Series B-1, VRDN, 5.00%, 8/1/49 (Tender 8/1/24) | 5,500 | 6,041 |
| Washington Health Care Fac. Auth., Commonspirit Health, Series B-2, VRDN, 5.00%, 8/1/49 (Tender 8/1/25) | 1,550 | 1,761 |
| Washington, Motor Vehicle Fuel Tax, GO, 5.00%, 7/1/26 | 4,130 | 4,260 |
| Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 8/1/29 | 7,415 | 8,618 |
| Washington, Motor Vehicle Fuel Tax, Series R-2015, GO, 5.00%, 7/1/29 | 12,850 | 14,607 |
| Washington, Motor Vehicle Fuel Tax, Series R-2015, GO, 5.00%, 7/1/32 | 9,200 | 10,443 |
| Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34 | 15,540 | 18,971 |
| Washington, Various Purpose, Series A, GO, 5.00%, 8/1/35 | 5,910 | 7,210 |
| Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35 | 5,630 | 6,896 |
| Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/33 | 4,500 | 5,378 |
| Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/34 | 5,000 | 5,965 |
| Washington, Various Purpose, Series R-2018D, GO, 5.00%, 8/1/34 | 18,485 | 22,566 |
| | | 258,041 |

**WEST VIRGINIA 0.1%**

| | | |
|---|---|---|
| West Virginia Parkways Auth., 5.00%, 6/1/36 | 1,285 | 1,677 |
| West Virginia Parkways Auth., 5.00%, 6/1/37 | 1,500 | 1,950 |
| West Virginia Parkways Auth., 5.00%, 6/1/38 | 1,500 | 1,942 |
| West Virginia Parkways Auth., 5.00%, 6/1/39 | 1,525 | 1,968 |

| | | |
|---|---|---|
| West Virginia Parkways Auth., 5.00%, 6/1/40 | 1,750 | 2,241 |
| | | 9,778 |
| **WISCONSIN 1.3%** | | |
| Wisconsin, Series 1, GO, 5.00%, 5/1/30 | 2,250 | 2,928 |
| Wisconsin, Series 1, GO, 5.00%, 5/1/31 | 2,805 | 3,649 |
| Wisconsin, Series 3, GO, 5.00%, 11/1/29 | 13,500 | 16,461 |
| Wisconsin, Series 3, GO, 5.00%, 11/1/30 | 13,740 | 16,683 |
| Wisconsin, Series 3, GO, 5.00%, 11/1/32 | 10,835 | 13,137 |
| Wisconsin, Series A, GO, 5.00%, 5/1/34 | 14,545 | 16,674 |
| Wisconsin HEFA, Advocate Aurora Health Credit Group, Series B-3, VRDN, 5.00%, 8/15/54 (Tender 1/31/24) | 4,500 | 4,956 |
| Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/23 | 515 | 558 |
| Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/24 | 950 | 1,070 |
| Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/25 | 1,420 | 1,654 |
| Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/27 | 1,700 | 2,087 |
| Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/29 | 770 | 940 |
| Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%, 5/15/27 (1) | 1,950 | 2,139 |
| Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%, 5/15/31 (1) | 1,220 | 1,323 |
| Wisconsin, Unrefunded Balance, Series 2, GO, 5.00%, 5/1/25 (Prerefunded 5/1/22) (3) | 4,925 | 5,044 |
| | | 89,303 |
| **Total Investments in Securities 99.9% of Net Assets (Cost $6,476,601)** | | **$ 6,798,934** |

‡ Par is denominated in U.S. dollars unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $93,644 and represents 1.4% of net assets.

(2) Interest subject to alternative minimum tax.

(3) Prerefunded date is used in determining portfolio maturity.

(4) Escrowed to maturity

(5) Insured by Build America Mutual Assurance Company

(6) Insured by Assured Guaranty Municipal Corporation

(7) Security is in default or has failed to make a scheduled interest and/or principal payment.

(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.

(9) Non-income producing

(10) When-issued security

(11) Insured by AMBAC Assurance Corporation

(12) Insured by National Public Finance Guarantee Corporation

The accompanying notes are an integral part of these financial statements.

October 31, 2021

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Intermediate Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. The fund has three classes of shares: the Summit Municipal Intermediate Fund (Investor Class), the Summit Municipal Intermediate Fund–Advisor Class (Advisor Class), and the Summit Municipal Intermediate Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $1 million initial investment minimum, although the minimum generally is waived for retirement plans, financial intermediaries, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

New Accounting Guidance  In March 2020, the FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management expects that the adoption of the guidance will not have a material impact on the fund's financial statements.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

Fair Value  The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs  On October 31, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Mortgage-Backed Securities The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

When-Issued Securities The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.

LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. On March 5, 2021, the ICE Benchmark Administration Limited, the administrator of LIBOR, announced its intention to cease publishing a majority of the USD LIBOR settings immediately after publication on June 30, 2023, with the remaining USD LIBOR settings to end immediately after publication on December 31, 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.

Other  Purchases and sales of portfolio securities other than short-term securities aggregated $1,473,647,000 and $406,166,000, respectively, for the year ended October 31, 2021.

NOTE 4 - FEDERAL INCOME TAXES

Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments have no impact on results of operations or net assets and relate primarily to differences between book/tax amortization policies.

Distributions during the years ended October 31, 2021 and October 31, 2020, were characterized for tax purposes as follows:

At October 31, 2021, the tax-basis cost of investments and components of net assets were as follows:

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. During the year ended October 31, 2021, the fund utilized $7,812,000 of capital loss carryforwards.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.08% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. The fee is computed daily and paid monthly. At October 31, 2021, the effective annual group fee rate was 0.28%.

The Investor Class, Advisor Class and I Class are each subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; other non-recurring expenses permitted by the investment management agreement; and, with respect to any class other than the Investor Class, 12b-1 fees) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2021 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $429,000 remain subject to repayment by the fund at October 31, 2021. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended October 31, 2021, expenses incurred pursuant to these service agreements were $73,000 for Price Associates and $136,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

As of October 31, 2021, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 10,248,836 shares of the Investor Class, representing 4% of the Investor Class's net assets and 658,492 shares of the I Class, representing less than 1% of the I Class’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2021, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of October 31, 2021.

NOTE 6 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. The duration of this outbreak or others and their effects cannot be determined with certainty.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price Summit Municipal Funds, Inc. and
Shareholders of T. Rowe Price Summit Municipal Intermediate Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Summit Municipal Intermediate Fund (one of the funds constituting T. Rowe Price Summit Municipal Funds, Inc., referred to hereafter as the “Fund”) as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 17, 2021

We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/21

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included:

■	$48,000 from short-term capital gains.

■	$134,817,000 which qualified as exempt-interest dividends.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com.

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment advisor, T. Rowe Price Associates, Inc. (Price Associates), as the administrator of the Liquidity Program. As administrator, Price Associates is responsible for overseeing the day-to-day operations of the Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. Price Associates has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within Price Associates.

The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.

As required by the Liquidity Rule, at a meeting held on July 27, 2021, the Board was presented with an annual assessment prepared by the LRC, on behalf of Price Associates, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2020, through March 31, 2021. The report described the methodology for classifying a fund’s investments (including derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.

During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are considered to be independent, i.e., not “interested persons” as defined in Section 2(a)(19) of the 1940 Act, of the Boards of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “interested” directors and officers are employees of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

INDEPENDENT DIRECTORS(a)

Name (Year of Birth) Year Elected [Number of T. Rowe Price Portfolios Overseen]	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

Teresa Bryce Bazemore (1959) 2018 [204]	President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); President, Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director, Chimera Investment Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)

Ronald J. Daniels (1959) 2018 [204]	President, The Johns Hopkins University(b) and Professor, Political Science Department, The Johns Hopkins University (2009 to present); Director, Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc. (2020 to present)

Bruce W. Duncan (1951) 2013 [204]	President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of the Board (2016 to 2020), and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Chair of the Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to present); Director, Boston Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)

Robert J. Gerrard, Jr. (1952) 2013 [204]	Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

Paul F. McBride (1956) 2013 [204]	Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)

Cecilia E. Rouse, Ph.D.(c) (1963) 2013 [0]	Dean, Princeton School of Public and International Affairs (2012 to present); Professor and Researcher, Princeton University (1992 to present); Director of Education Studies Committee, MDRC, a nonprofit education and social policy research organization (2011 to 2020); Member, National Academy of Education (2010 to present); Board Member, National Bureau of Economic Research (2011 to present); Board Member of the Council on Foreign Relations (2018 to present); Board Member, The Pennington School (2017 to present); Board Member, the University of Rhode Island (2020 to present); Chair of Committee on the Status of Minority Groups in the Economic Profession of the American Economic Association (2012 to 2018); Vice President (2015 to 2016) and Board Member (2018 to present), American Economic Association

John G. Schreiber (1946) 1993 [204]	Owner/President, Centaur Capital Partners, Inc., a real estate investment company (1991 to present); Cofounder, Partner, and Cochair of the Investment Committee, Blackstone Real Estate Advisors, L.P. (1992 to 2015); Director, Blackstone Mortgage Trust, a real estate finance company (2012 to 2016); Director and Chair of the Board, Brixmor Property Group, Inc. (2013 to present); Director, Hilton Worldwide (2007 to present); Director, Hudson Pacific Properties (2014 to 2016); Director, Invitation Homes (2014 to 2017); Director, JMB Realty Corporation (1980 to present)

(a)All information about the independent directors was current as of December 31, 2020, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)William J. Stromberg, chair of the Board, director, and chief executive officer of T. Rowe Price Group, Inc., the parent company of the Price Funds’ investment advisor, has served on the Board of Trustees of Johns Hopkins University since 2014.
(c)Effective March 4, 2021, Dr. Rouse resigned from her role as independent director of the Price Funds.

INTERESTED DIRECTORS(a)

Name (Year of Birth) Year Elected [Number of T. Rowe Price Portfolios Overseen]	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

David Oestreicher (1967) 2018 [204]	General Counsel, Vice President, and Secretary, T. Rowe Price Group, Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment Management, Inc.; Vice President and Secretary, T. Rowe Price International (Price International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and T. Rowe Price Singapore (Price Singapore); Principal Executive Officer and Executive Vice President, all funds

Robert W. Sharps, CFA, CPA (1971) 2019 [204]	Director and Vice President, T. Rowe Price; President, T. Rowe Price Group, Inc.; Director, T. Rowe Price Investment Management, Inc.; Vice President, T. Rowe Price Trust Company

(a)All information about the interested directors was current as of December 31, 2020, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.

OFFICERS

Name (Year of Birth) Position Held With Summit Municipal Funds	Principal Occupation(s)

Austin Applegate (1974) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

R. Lee Arnold, Jr., CFA, CPA (1970) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Colin T. Bando, CFA (1987) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Daniel Chihorek (1984) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly, Vice President and Municipal Research Analyst, GW&K Investment Management (to 2018)

Davis Collins (1989) Vice President	Vice President, T. Rowe Price

Alan S. Dupski, CPA (1982) Principal Financial Officer, Vice President, and Treasurer	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Sarah J. Engle (1979) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Alisa Fiumara-Yoch, CFA (1974) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

John R. Gilner (1961) Chief Compliance Officer	Chief Compliance Officer and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Gary J. Greb (1961) Vice President	Vice President, T. Rowe Price, Price International, and T. Rowe Price Trust Company

Charles B. Hill, CFA (1961) Executive Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Thomas Dylan Jones, CFA (1971) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Michael Kane (1982) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly, Research Analyst, GW&K Investments (to 2019)

Paul J. Krug, CPA (1964) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Matthew T. Larkin (1983) Assistant Vice President	Assistant Vice President, T. Rowe Price

Marcy M. Lash (1963) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James T. Lynch, CFA (1983) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Konstantine B. Mallas (1963) Executive Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Hugh D. McGuirk, CFA (1960) President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James M. Murphy, CFA (1967) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Fran M. Pollack-Matz (1961) Vice President and Secretary	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Services, Inc.

Shannon H. Rauser (1987) Assistant Secretary	Assistant Vice President, T. Rowe Price

Timothy G. Taylor, CFA (1975) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Megan Warren (1968) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; formerly, Executive Director, JPMorgan Chase (to 2017)

Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $3,600,000 and $3,627,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 17, 2021

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 17, 2021